Supplement dated September 15, 2008 to the Prospectus dated May 1, 2008 for the
Pacific Portfolios variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “’us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2008, as supplemented. The changes in this supplement are effective October 1, 2008 unless otherwise noted below.

The AN OVERVIEW OF PACIFIC PORTFOLIOS section is amended as follows:

The Optional Riders—Optional Living Benefit Riders subsection is amended to include the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must invest your entire Contract Value in an asset allocation program or in Investment Options we make available for these Riders. See the OTHER OPTIONAL RIDERS—General Information—Investment Allocation Requirements section in this supplement.

Automatic Income Builder Rider

This optional Rider lets you, before the Annuity Date, withdraw between 5% and 7% (depending on your age) of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life. If you are older than 59 1/2 and if you delay taking withdrawals, this Rider also provides the potential to receive a 0.10% increase in the withdrawal percentage per year, which can increase the percentage that you may withdraw each Contract year without reducing your Protected Payment Base. Once a withdrawal is taken, regardless of your age when the withdrawal occurred, the 0.10% increase in the withdrawal percentage will no longer be applied. Any previously added 0.10% increase in the withdrawal percentage will be locked in and will remain a part of your total withdrawal percentage. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Automatic Reset, Owner-Elected Resets and Reset Date are described in the OTHER OPTIONAL RIDERS—Automatic Income Builder Rider section in this supplement.)

This Rider is called the Guaranteed Withdrawal Benefit III Rider in the Contract’s Rider.

Flexible Lifetime Income Plus Rider (Single)

This optional Rider lets you, before the Annuity Date, withdraw between 5% and 6% (depending on your age) of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life. This Rider also provides an Annual Credit of 7% to your Protected Payment Base and Remaining Protected Balance, for up to a 10 year period (provided you do not take any withdrawals during this period), which can increase the amount you may withdraw in future years. The Annual Credit is not added to your Contract Value. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Annual Credit, Automatic Reset, Owner-Elected Reset and Reset Date are described in the OTHER OPTIONAL RIDERS—Flexible Lifetime Income Plus Rider (Single) section of this supplement.)

This Rider is called the Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.

Flexible Lifetime Income Plus Rider (Joint)

This optional Rider lets you, before the Annuity Date, withdraw between 5% and 6% (depending on your age) of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount, until the Rider terminates. This Rider also provides an Annual Credit of 7% to your Protected Payment Base and Remaining Protected Balance, for up to a 10 year period (provided you do not take any withdrawals during this period), which can increase the amount you may withdraw in future years. The Annual Credit is not added to your Contract Value. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.75%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Designated Lives, Annual Credit, Automatic Reset, Owner-Elected Reset and Reset Date are described in the OTHER OPTIONAL RIDERS—Flexible Lifetime Income Plus Rider (Joint) section in this supplement.)

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status may adversely affect the benefits of this Rider (see the Flexible Lifetime Income Plus Rider (Joint)—Ownership and Beneficiary Changes subsection in this supplement.

This Rider is called the Joint Life Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.

The Periodic Expenses section is amended to include the following:

	Current Charge	Maximum Charge
	Percentage	Percentage
• Automatic Income Builder Rider Charge*	0.85%	1.50%
• Flexible Lifetime Income Plus Rider Charge (Single)**	0.85%	1.50%
• Flexible Lifetime Income Plus Rider Charge (Joint)**	1.00%	1.75%

* If you buy the Automatic Income Builder Rider, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. The Protected Payment Base is the amount used to determine the allowable annual withdrawal amount under the Rider. The Protected Payment Base is equal to the initial purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see the OTHER OPTIONAL RIDERS—Automatic Income Builder Rider section of this supplement. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. Under the terms and conditions of the Rider, the annual Charge percentage may increase if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. We will waive the annual Charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or after the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

** If you buy the Flexible Lifetime Income Plus Rider (Single or Joint), the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. The Protected Payment Base is the amount used to determine the allowable annual withdrawal amount under the Rider. The Protected Payment Base is equal to the initial purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see OTHER OPTIONAL RIDERS—Flexible Lifetime Income Plus Rider (Single or Joint) section of this supplement. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. Under the terms and conditions of the Rider, the annual Charge percentage may increase if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. Under the Single version, we will waive the annual Charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or after the Contract Value is zero. Under the Joint version, we will waive the annual charge if the Rider terminates as a result of the death of the surviving Designated Life, upon full annuitization of the Contract or after the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Footnote 7 is replaced with the following:

Only one Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), or Lifetime Income Access Plus Rider may be owned or in effect at the same time. Only one GPA 3 or GPA 5 Rider may be owned or in effect at the same time.

The Examples subsection is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2007. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are the SDBR, Flexible Lifetime Income Plus (Joint), GPA 3 and GIA Plus Riders. The minimum amounts reflected below include the minimum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2007. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,293	$2,557	$3,677	$7,007
Minimum†	$827	$1,149	$1,318	$2,273

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,293	$2,017	$3,407	$7,007
Minimum†	$827	$609	$1,048	$2,273

•	If you did not surrender, nor annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$663	$2,017	$3,407	$7,007
Minimum†	$197	$609	$1,048	$2,273

†	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

The HOW YOUR INVESTMENTS ARE ALLOCATED section is amended to include the following:

Custom Model

The Custom Model program allows you, with the help of your financial professional, to create your own asset allocation model that will comply with the Investment Allocation Requirements for certain optional living benefit Riders. (See OTHER OPTIONAL RIDERS—General Information—Investment Allocation Requirements.) You will create your own model using the parameters listed below.

Parameters. To create your model, you may select Investment Options from the 4 Groups (Groups A, B, C and D) listed below. You must allocate at least 25% into each of Groups A, B, and C. You may not allocate more than 15% into any one Investment Option within Group A, B, or C. Group D is optional and you are not required to allocate any part of your Purchase Payment or Contract Value to this Group. If you choose to allocate your Purchase Payment or Contract Value to Group D, you are allowed to allocate more than 15% to any one Investment Option within Group D. Allocation percentages among the Groups must total 100%. The model you create will be automatically rebalanced on a quarterly basis.

Example: Assume a $100,000 Purchase Payment. Following the parameters and using the Investment Options listed from the Groups below, you may allocate your Purchase Payment as follows:

•	Group A—15% to Diversified Bond, 10% to Managed Bond and 5% to Money Market,

•	Group B—15% to Focused 30, 10% to Small-Cap Index, 10% to Mid-Cap Growth, 5% to Large-Cap Growth and 5% to Large-Cap Value, and

•	Group C—10% to International Value, 10% to International Large-Cap and 5% to Emerging Markets.

The total allocated is 100%: Group A = 30%, Group B = 45% and Group C = 25%. If you want to include all 4 groups when creating your model, you could adjust your allocation percentages in Groups A, B and C and allocate up to 25% to any combination of the Investment Options in Group D. Keep in mind that you may select any Investment Option within a Group and the allocation percentages among the Groups must total 100%.

Group A - Fixed Income
Short Duration Bond	Money Market	Managed Bond	Floating Rate Loan
High Yield Bond	Inflation Managed	Diversified Bond

Group B - U.S. Equity
Small-Cap Growth Diversified Research	Long/Short Large-Cap Equity	Equity Index American Funds Growth-Income	Small-Cap Index American Funds Growth
Large-Cap Value Large-Cap Growth Comstock	Growth LT Small-Cap Value Mid-Cap Growth	Focused 30 Multi-Strategy Small-Cap Equity	Mid-Cap Equity Main Street Core

Group C - International & Sectors
International Value	International Small-Cap	Technology	Health Sciences
International Large-Cap	Emerging Markets	Real Estate

Group D - Asset Allocation Investment Options
BlackRock Global	AllianceBernstein VPS	Franklin Templeton
Allocation V.I. Fund	Balanced Wealth	VIP Founding Funds
	Strategy Portfolio	Allocation Fund

You may make transfers between Investment Options within a particular Group or from one Group to another Group as long as you follow the Custom Model parameters. Transfers made will be subject to any transfer and market timing restrictions (See the HOW YOUR INVESTMENTS ARE ALLOCATED—Transfers and Market-timing Restrictions in the Prospectus). Subsequent Purchase Payments will be allocated according to your current model allocation instructions. Any withdrawals must be made on a pro-rata basis from each of the Investment Options you selected for your model.

You may terminate your participation in the Custom Model program at any time. However, if you own an optional living benefit rider and do not allocate your entire Contract Value to another asset allocation model or Investment Options we make available for the Riders, your Rider will terminate. If you allocate any subsequent Purchase Payment or Contract Value inconsistent with the Custom Model parameters, make transfers between Investment Options outside the Custom Model parameters, or do not make a withdrawal on a pro-rata basis, you will no longer be participating in the Custom Model program and your Rider will terminate. Work with your financial professional and consider your options before making any Investment Option transfers. Any changes in the allocation percentages due to market performance will not be a violation of the program, since the model you created will automatically be rebalanced on a quarterly basis.

We are under no contractual obligation to continue this program and have the right to terminate or change the Custom Model program at any time.

The Transfers and Market-timing Restrictions—Transfers subsection is amended to include the following:

Only 2 transfers in any calendar month may involve the BlackRock Global Allocation V.I. Fund Class III Investment Option.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

The Optional Rider Charges section is amended to include the following:

Automatic Income Builder Rider Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 0.85% (not to exceed a maximum annual charge percentage of 1.50%) multiplied by the Protected Payment Base on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, or full annuitization of the Contract or when the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Change in Annual Charge—The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.50%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

Flexible Lifetime Income Plus Rider (Single) Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 0.85% (not to exceed a maximum annual charge percentage of 1.50%) multiplied by the Protected Payment Base on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of the Contract or when the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Change in Annual Charge—The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.50%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

Flexible Lifetime Income Plus Rider (Joint) Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 1.00% (not to exceed a maximum annual charge percentage of 1.75%) multiplied by the Protected Payment Base on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of the surviving Designated Life or upon full annuitization of the Contract, or when the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Change in Annual Charge—The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.75%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

The OTHER OPTIONAL RIDERS section is changed as follows:

The Investment Allocation Requirements subsection is replaced with the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must allocate your entire Contract Value to an asset allocation program or Investment Options we make available for these Riders. You may allocate your Contract Value according to the following requirements:

• 100% to one allowable Asset Allocation Model, OR

• 100% among allowable Investment Options.

You may also use the DCA Plus Program to transfer amounts to an Asset Allocation Model or among the Investment Options listed below. Currently, the allowable Asset Allocation Models and Investment Options are as follows:

Allowable Asset Allocation Models	Allowable Investment Options

Portfolio Optimization Model A	BlackRock Global Allocation V.I. Fund
Portfolio Optimization Model B	AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Portfolio Optimization Model C	Franklin Templeton VIP Founding Funds Allocation Fund
Portfolio Optimization Model D
Portfolio Optimization Model E
Custom Model

You may transfer your entire Contract Value between an allowable Asset Allocation Model and allowable Investment Options, between allowable Asset Allocation Models or between allowable Investment Options. Keep in mind that you must allocate your entire Contract Value to either one allowable Asset Allocation Model or among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your Rider will terminate.

Allowable Asset Allocation Models—Portfolio Optimization. You may transfer your entire Contract Value to a different Portfolio Optimization Model without affecting your Rider. However, if you change the allocation percentages within the Portfolio Optimization Model you have selected, you will no longer be participating in the Portfolio Optimization program and your Rider will terminate. See the HOW YOUR INVESTMENTS ARE ALLOCATED—Portfolio Optimization section in the Prospectus for information about the program.

Allowable Asset Allocation Models—Custom Model. You may also make transfers between the Investment Options available under the Custom Model program as long as you follow the Custom Model parameters. However, if you make transfers or change the allocation percentages within your Custom Model and they do not comply with the Custom Model parameters, you will no longer be participating in the Custom Model program and your Rider will terminate. See the HOW YOUR INVESTMENTS ARE ALLOCATED—Custom Model section of this supplement for information about the program.

Allowable Investment Options. You may allocate your entire Contract Value among any of the allowable Investment Options listed in the table above.

By adding an optional living benefit Rider to your Contract, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract. We reserve the right to add, remove or change allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, or when we believe a change is necessary to protect our ability to provide the guarantees under these riders. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

We will send you written notice in the event any transaction made by you will involuntarily cause the Rider to terminate for failure to invest according to the Investment Allocation Requirements. However, you will have 30 calendar days after the date of our written notice (“30 day period”), to instruct us to take appropriate corrective action to continue participation in an allowable asset allocation program or allowable Investment Options to continue the Rider.

The Multiple Rider Ownership subsection is replaced with the following:

Only one Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), or Lifetime Income Access Plus Rider may be owned or in effect at the same time. Only one GPA 3 or GPA 5 Rider may be owned or in effect at the same time.

All references to rider exchanges concerning the riders listed in the table below are replaced with the following:

Withdrawal Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following withdrawal benefit Riders:

FROM	TO	WHEN

Lifetime Income Access Plus Rider	Flexible Lifetime Income (Single or Joint) Foundation 10 Flexible Lifetime Income Plus (Single or Joint) Automatic Income Builder	On any Contract Anniversary.

Flexible Lifetime Income Rider (Single)	Flexible Lifetime Income (Joint) Flexible Lifetime Income Plus (Single or Joint)	On any Contract Anniversary.

	Foundation 10 Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Rider (Joint)	Flexible Lifetime Income (Single) Flexible Lifetime Income Plus (Single or Joint)	On any Contract Anniversary.

	Foundation 10 Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Foundation 10 Rider	Flexible Lifetime Income (Single or Joint) Flexible Lifetime Income Plus (Single or Joint) Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus Rider (Single)	Flexible Lifetime Income Plus (Joint)	On any Contract Anniversary.

	Foundation 10 Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus Rider (Joint)	Flexible Lifetime Income Plus (Single)	On any Contract Anniversary.

	Foundation 10 Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Automatic Income Builder Rider	Foundation 10 Flexible Lifetime Income (Single or Joint) Flexible Lifetime Income Plus (Single or Joint)	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

When you elect an exchange, you are terminating your existing Rider and purchasing a new Rider. The Initial Protected Payment Base and Remaining Protected Balance under the new Rider will be equal to the Contract Value on that Contract Anniversary. Generally, if your Contract Value is lower than the Protected Payment Base under your existing Rider, your election to exchange from one rider to another may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. In other words, your existing protected balances will not carryover to the new Rider. If you elect an exchange, you will be subject to the charge for the new Rider in effect at the time of the exchange. No more than one exchange may be elected each Contract Year.

The following withdrawal benefit riders are added:

Automatic Income Builder Rider

Purchasing the Automatic Income Builder Rider

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if the age of each Annuitant is 85 years or younger on the date of purchase and you allocate your entire Contract Value according to the Investment Allocation Requirements.

Automatic Income Builder Rider Terms

Annual RMD Amount—The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (”Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount—The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) is age 59 1/2 or older when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) is younger than age 59 1/2 when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero.

Protected Payment Base—An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance—The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero.

Reset Date—Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date—The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Initial Values—The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

How the Automatic Income Builder Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If you are older than 59 1/2 and if you delay taking withdrawals, this Rider also provides the potential to receive a 0.10% increase in the withdrawal percentage per year, which can increase the percentage that you may withdraw each Contract Year without reducing your Protected Payment Base.

In addition, beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES—IRAs and Qualified Plans section in the Prospectus.

Withdrawal Percentage

On or prior to the date of the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) the withdrawal percentage is determined as follows based on the oldest Owner’s age (or youngest Annuitant in the case of a Non-Natural Owner):

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 - 69	5.0%
70 - 84	6.0%
85 and older	7.0%

If the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) is taken on or after age 59 1/2, the withdrawal percentage will automatically increase according to the table above based on age as of the most recent Contract Anniversary.

If the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) is taken prior to age 59 1/2, the withdrawal percentage will be 5.0% until the Remaining Protected Balance is depleted and will remain unchanged unless a Reset occurs. Once a Reset occurs, the withdrawal percentage will be the withdrawal percentage that corresponds to the age at the time of the first withdrawal following such Reset.

There is an opportunity for an increase in the withdrawal percentage. The withdrawal percentage in the table above will increase by 0.10% for each Rider year a withdrawal is not taken beginning on the later of the Contract Anniversary following the Owner’s age 59 1/2 or the Rider Effective Date. In addition, the increase in the withdrawal percentage will still be included as you reach a new age band (for example, if you have already taken a withdrawal and at age 69 your withdrawal percentage is 5.4%, then your withdrawal percentage would be 6.4% the Contract Anniversary immediately after you turn 70). However, once a withdrawal is taken, regardless of the Owner’s age when the withdrawal is taken, no further increase in the withdrawal percentage will be available and eligibility for the increase cannot be reinstated with a Reset.

The withdrawal percentage, including any 0.10% increase, will not be reduced as a result of a reset.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. Immediately following the withdrawal the Remaining Protected Balance will decrease by the withdrawal amount.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD withdrawal amount.

See the FEDERAL TAX ISSUES—Qualified Contracts—Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the Protected Payment Amount payments will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option,

•	the Contract will cease to provide any death benefit, and

•	any payments made to you of the Remaining Protected Balance may be taxable to you as ordinary income, and if you are under the age of 59 1/2, may be subject to an additional 10% federal tax penalty.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduces the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued, except that eligibility for the increase in the withdrawal percentage cannot be reinstated with a Reset once a withdrawal is taken. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are reset to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (See the CHARGES, FEES AND DEDUCTIONS—Optional Rider Charges section in this supplement).

Automatic Reset—Opt-Out Election. If you are within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above. If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset—Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries. If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero. If the Remaining Protected Balance is zero when the Owner dies, this Rider will terminate.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place then the provisions of this Rider will continue in full force and in effect for the surviving spouse. The withdrawal percentage will be determined based on the age of the surviving spouse and the new withdrawal percentage may be higher or lower than what the withdrawal percentage was prior to death. In addition, if the surviving spouse is 59 1/2 when a reset occurs, the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base and withdrawal percentage) for life.

Any 0.10% increase to the withdrawal percentage previously added will apply but no further increases to the withdrawal percentage will be added.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits section in the Prospectus).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

If this Rider is terminated as a result of having any portion of the Contract Value no longer allocated according to the Investment Allocation Requirements, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available).

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples assume a 7% return after deduction for optional rider expenses and Separate Account expenses (7% net return), unless otherwise noted below. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. The examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 — Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = Withdrawal percentage multiplied by the Protected Payment Base = 5% × $100,000 = $5,000

Example #2 — Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.

•	No withdrawals taken.

•	Automatic reset at Beginning of Contract Years 2 and 3.

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$10,000	$200,000
2	Prior to Automatic Reset		$207,000	$200,000	$10,200	$200,000
2	After Automatic Reset		$207,000	$207,000	$10,557	$207,000
Activity	$100,000		$307,000	$307,000	$15,657	$307,000
3	Prior to Automatic Reset		$321,490	$307,000	$19,034	$307,000
3	After Automatic Reset		$321,490	$321,490	$19,932	$321,490

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5.0% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, the withdrawal percentage is increased to 5.1%. Additionally, because at the Beginning of Contract Year 2, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 2 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 2 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $10,557 (5.1% of the reset Protected Payment Base).

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $307,000 ($207,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $15,657 (5.1% of the Protected Payment Base after the Purchase Payment.

Since the Owner reached age 70 and no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, the withdrawal percentage is increased to 6.2%. Additionally, because at the Beginning of Contract Year 3, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 3 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 3 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,932 (6.2% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 — Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68

•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.

•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 3 and 5.

•	Automatic reset at Beginning of Contract Years 2, 3, 4, 5 and 6.

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$10,000	$200,000
2	Prior to Automatic Reset		$207,000	$200,000	$10,200	$200,000
2	After Automatic Reset		$207,000	$207,000	$10,557	$207,000
Activity	$100,000		$307,000	$307,000	$15,657	$307,000
3	Prior to Automatic Reset		$321,490	$307,000	$19,034	$307,000
3	After Automatic Reset		$321,490	$321,490	$19,932	$321,490
Activity		$19,932	$324,062	$321,490	$0	$301,558
4	Prior to Automatic Reset		$324,062	$321,490	$19,932	$301,558
4	After Automatic Reset		$324,062	$324,062	$20,092	$324,062
5	Prior to Automatic Reset		$346,746	$324,062	$20,092	$324,062
5	After Automatic Reset		$346,746	$346,746	$21,498	$346,746
Activity		$21,498	$349,520	$346,746	$0	$325,248
6	Prior to Automatic Reset		$349,520	$346,746	$21,498	$325,248
6	After Automatic Reset		$349,520	$349,520	$21,670	$349,520

For an explanation of the values and activities at the start of and during Contract Years 1 and 2, refer to Examples #1 and #2.

Since the Owner reached age 70 and no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, the withdrawal percentage is increased to 6.2%. Additionally, because at the Beginning of Contract Year 3, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 3 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 3 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,932 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($19,932):

(a) the Protected Payment Base remains unchanged; and

(b) the Remaining Protected Balance is reduced by the amount of the withdrawal to $301,558 ($321,490 − $19,932).

Since a withdrawal occurred during Contract Year 3, the withdrawal percentage will no longer increase as a result of delaying withdrawals.

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $20,092 (6.2% of the reset Protected Payment Base).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $21,498 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 5 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($21,498):

(c) the Protected Payment Base remains unchanged; and

(d) the Remaining Protected Balance is reduced by the amount of the withdrawal to $325,248 ($346,746 − $21,498).

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $21,670 (6.2% of the reset Protected Payment Base).

Example #4 — Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68

•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Years 3 and 5.

•	Automatic resets at Beginning of Contract Years 2, 3, 4, 5 and 6.

Beginning			Contract	Protected	Protected	Remaining
of Contract	Purchase		Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$10,000	$200,000
2	Prior to Automatic Reset		$207,000	$200,000	$10,200	$200,000
2	After Automatic Reset		$207,000	$207,000	$10,557	$207,000
Activity	$100,000		$307,000	$307,000	$15,657	$307,000
3	Prior to Automatic Reset		$321,490	$307,000	$19,034	$307,000
3	After Automatic Reset		$321,490	$321,490	$19,932	$321,490
Activity		$30,000	$313,994	$311,491	$0	$291,490
4	Prior to Automatic Reset		$313,994	$311,491	$19,313	$291,490
4	After Automatic Reset		$313,994	$313,994	$19,468	$313,994
5	Prior to Automatic Reset		$335,974	$313,994	$19,468	$313,994
5	After Automatic Reset		$335,974	$335,974	$20,830	$335,974
Activity		$100,000	$259,492	$257,423	$0	$235,974
6	Prior to Automatic Reset		$259,492	$257,423	$15,961	$235,974
6	After Automatic Reset		$259,492	$259,492	$16,089	$259,492

For an explanation of the values and activities at the start of and during Contract Years 1 and 2, refer to Examples #1 and #2.

Since the Owner reached age 70 and no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, the withdrawal percentage is increased to 6.2%. Additionally, because at the Beginning of Contract Year 3, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 3 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 3 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,932 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 3 exceeded the Protected Payment Amount immediately prior to the withdrawal ($19,932), the Protected Payment Base is reduced to $311,491 and the Remaining Protected Balance is reduced to $291,490. The reduction in the Protected Payment Base and the Remaining Protected Balance is calculated as follows:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $10,068 (Total withdrawal amount – Protected Payment Amount; $30,000 − $19,932=$10,068).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 3.11% ($10,068 ÷ ($343,994 − $19,932); $10,068 ÷ $324,062 = 0.0311 or 3.11%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $311,491 (Protected Payment Base × (1-ratio); $321,490 × (1-3.11%); $321,490 × 96.89% = $311,491.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $292,179 (Remaining Protected Balance – Protected Payment Amount) × (1-ratio); ($321,490 − $19,932) × (1-3.11%); $301,558 × 96.89% = $292,179).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $291,490 (Remaining Protected Balance – total withdrawal amount; $321,490 − $30,000 = $291,490).

Therefore, since $291,490 (total withdrawal amount method) is less than $292,179 (proportionate method) the new Remaining Protected Balance is $291,490.

Since a withdrawal occurred during Contract Year 3, the withdrawal percentage will no longer increase as a result of delaying withdrawals.

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,468 (6.2% of the reset Protected Payment Base).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $20,830 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 5 exceeded the Protected Payment Amount immediately prior to the withdrawal ($20,830), the Protected Payment Base is reduced to $257,423 and the Remaining Protected Balance is reduced to $235,974. The reduction in the Protected Payment Base and the Remaining Protected Balance is calculated as follows:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $79,170 (Total withdrawal amount – Protected Payment Amount; $100,000 − $20,830 = $79,170).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 23.38% ($79,170 ÷ ($359,492 − $20,830); $79,170 ÷ $338,662 = 0.2338 or 23.38%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $257,423 (Protected Payment Base × (1-ratio); $335,974 × (1-23.38%); $335,974 × 76.62% = $257,423.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $241,463 (Remaining Protected Balance – Protected Payment Amount) × (1-ratio); ($335,974 − $20,830) × (1-23.38%); $315,144 × 76.62% = $241,463).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $235,974 (Remaining Protected Balance – total withdrawal amount; $335,974 − $100,000 = $235,974).

Therefore, since $235,974 (total withdrawal amount method) is less than $241,463 (proportionate method) the new Remaining Protected Balance is $235,974.

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,089 (6.2% of the reset Protected Payment Base).

Example #5 — RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006 Contract Anniversary			$0	$100,000	$5,000	$100,000
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007 Contract Anniversary				$100,000	$5,000	$98,125
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008 Contract Anniversary				$100,000	$5,000	$90,500

Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected

Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006 Contract Anniversary			$0	$100,000	$5,000	$100,000
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007 Contract Anniversary				$100,000	$5,000	$96,125
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a Non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal during exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300.

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (Total withdrawal amount – Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base x (1-ratio); $100,000 × (1-3.10%); $100,000 × 96.90% = $96,900.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 (Remaining Protected Balance – Protected Payment Amount) x (1-ratio); ($92,375 − $1,250) × (1-3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance – total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 — Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 65

•	No subsequent Purchase Payments are received.

•	Withdrawals, are taken each Contract Year:

•	Equal to 5% of the Protected Payment Base in Contract Years 1-5 (age 65-69)

•	Equal to 6% of the Protected Payment Base in Contract Years 6-20 (age 70-84)

•	Equal to 7% of the Protected Payment Base in Contract Years 21-35 (age 85-99)

•	No automatic reset or Owner-elected reset is assumed during the life of the Rider.

•	Assumes 3% net return

			Protected	Protected	Remaining
Contract		End of Year	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Base	Amount	Balance
1	$5,000	$98,000	$100,000	$5,000	$95,000
2	$5,000	$95,944	$100,000	$5,000	$90,000
3	$5,000	$93,818	$100,000	$5,000	$85,000
4	$5,000	$91,633	$100,000	$5,000	$80,000
5	$5,000	$89,382	$100,000	$5,000	$75,000
6	$6,000	$86,063	$100,000	$6,000	$69,000
7	$6,000	$82,645	$100,000	$6,000	$63,000
8	$6,000	$79,124	$100,000	$6,000	$57,000
9	$6,000	$75,498	$100,000	$6,000	$51,000
10	$6,000	$71,763	$100,000	$6,000	$45,000
11	$6,000	$67,916	$100,000	$6,000	$39,000
12	$6,000	$63,953	$100,000	$6,000	$33,000
13	$6,000	$59,872	$100,000	$6,000	$27,000
14	$6,000	$55,668	$100,000	$6,000	$21,000
15	$6,000	$51,338	$100,000	$6,000	$15,000
16	$6,000	$46,878	$100,000	$6,000	$9,000
17	$6,000	$42,285	$100,000	$6,000	$3,000
18	$6,000	$37,553	$100,000	$6,000	$0,000
19	$6,000	$32,680	$100,000	$6,000	$0
20	$6,000	$27,660	$100,000	$6,000	$0
21	$7,000	$21,490	$100,000	$7,000	$0
22	$7,000	$15,135	$100,000	$7,000	$0
23	$7,000	$8,589	$100,000	$7,000	$0
24	$7,000	$1,847	$100,000	$7,000	$0
25	$7,000	$0	$100,000	$7,000	$0
26	$7,000	$0	$100,000	$7,000	$0
27	$7,000	$0	$100,000	$7,000	$0
28	$7,000	$0	$100,000	$7,000	$0
29	$7,000	$0	$100,000	$7,000	$0
30	$7,000	$0	$100,000	$7,000	$0
31	$7,000	$0	$100,000	$7,000	$0
32	$7,000	$0	$100,000	$7,000	$0
33	$7,000	$0	$100,000	$7,000	$0
34	$7,000	$0	$100,000	$7,000	$0
35	$7,000	$0	$100,000	$7,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal: (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no increases are added to the withdrawal percentage due to delaying withdrawals.

Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5%, 6% and 7% of the Protected Payment Base, respectively, will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

Flexible Lifetime Income Plus Rider (Single)

Purchasing the Flexible Lifetime Income Plus Rider (Single)

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if the age of each Annuitant is 85 years or younger on the date of purchase and you allocate your entire Contract Value according to the Investment Allocation Requirements.

Flexible Lifetime Income Plus Rider (Single) Terms

Annual RMD Amount—The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount—The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner is age 59 1/2 or older (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner is younger than age 59 1/2 (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero.

Protected Payment Base—An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance—The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero.

Annual Credit—An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date—Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date—The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Initial Values—The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

How the Flexible Lifetime Income Plus Rider (Single) Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount each contract year, regardless of market performance, until the Rider terminates. Withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. This Rider also provides for an amount (an ”Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance.

In addition, beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. The addition of an Annual Credit will increase the Protected Payment Base and the Remaining Protected Balance by the amount of the Annual Credit. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES—IRAs and Qualified Plans section in the Prospectus.

Withdrawal Percentage

The withdrawal percentage is determined according to the table below based on the oldest Owner’s age (or youngest Annuitant in the case of a Non-Natural Owner) at rider effective date or the most recent Reset Date, whichever is later. The withdrawal percentages are as follows:

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 – 74	5.0%
75 and older	6.0%

If you purchase the Rider before you reach 75 years of age, a Reset is required to receive the higher withdrawal percentage once you are 75 years of age.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Flexible Lifetime Income Plus Rider (Single and Joint) Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in this Prospectus.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See the FEDERAL TAX ISSUES—Qualified Contracts—General Rules—Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option,

•	the Contract will cease to provide any death benefit, and

•	any payments made to you of the Remaining Protected Balance may be taxable to you as ordinary income, and if you are under the age of 59 1/2, may be subject to an additional 10% federal tax penalty.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur on or after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Annual Credit is equal to 7% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless an Automatic Reset or Owner Elected Reset occurs. If such a Reset occurs, your eligibility for the Annual Credit will be reinstated as of the Reset Date.

Annual Credits will not increase your cost basis and, when distributed, may be recognizable as taxable ordinary income. The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Annual Credit, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are reset to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date and after any annual credit is applied, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (See the CHARGES, FEES AND DEDUCTIONS—Optional Rider Charges section in this supplement).

Automatic Reset—Opt-Out Election. If you are within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset—Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your investment professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero. If the Remaining Protected Balance is zero when the Owner dies, this Rider will terminate.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If an election to reset is made, whether by an Automatic Reset or an Owner-Elected Reset, then the provisions of this Rider will continue in full force and in effect for the surviving spouse. The withdrawal percentage will be determined based on the age of the surviving spouse and the new withdrawal percentage may be higher or lower than what the withdrawal percentage was prior to death. In addition, if the surviving spouse is 59 1/2 when reset occurs, the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base and withdrawal percentage) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits section in the Prospectus).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

Flexible Lifetime Income Plus Rider (Joint)

Purchasing the Flexible Lifetime Income Plus Rider (Joint)

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) you meet the following eligibility requirements:

•	the Contract is issued as a:

•	Non-Qualified Contract (this Rider is not available if the Owner is a trust or other entity), or

•	Qualified Contract under Code Section 408(a), 408(k), 408A, 408(p) or 403(b), except for Inherited IRAs and Inherited TSAs,

•	you allocate your entire Contract Value according to the Investment Allocation Requirements,

•	both Designated Lives must be at least age 59 1/2 and not older than age 85 on the Rider Effective Date,

•	the Contract must be structured so that upon the death of one Designated Life, the surviving Designated Life may retain or assume ownership of the Contract, and

•	any Annuitant must be a Designated Life.

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

•	a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,

•	Joint Owners, where the Owners are each other’s Spouses, or

•	if the Contract is issued as a custodial owned IRA or TSA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA or TSA, for the benefit of the beneficial owner, may be designated as sole primary beneficiary provided that the Spouse of the beneficial owner is the sole primary beneficiary of the custodial account.

If this Rider is added on a Contract Anniversary, naming your Spouse as the Beneficiary to meet eligibility requirement will not be considered a change of Annuitant on the Contract.

Flexible Lifetime Income Plus Rider (Joint) Terms

Annual RMD Amount—The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Designated Lives (each a “Designated Life”)—Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, a Designated Life must:

•	be the Owner (or the Annuitant, in the case of a custodial owned IRA or TSA),

•	remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Protected Payment Amount—The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year. The Protected Payment Amount will never be less than zero.

Protected Payment Base—An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance—The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero.

Annual Credit—An amount added to the Protected Payment Base and Remaining Protected Balance.

Rider Effective Date—The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Reset Date—Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Initial Values—The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the youngest Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

Spouse—The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law.

Surviving Spouse—The surviving spouse of a deceased Owner.

How the Flexible Lifetime Income Plus Rider (Joint) Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. This Rider also provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance.

In addition, on each Contract Anniversary while this Rider is in effect and before the Annuity Date, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. The addition of an Annual Credit will increase the Protected Payment Base and the Remaining Protected Balance by the amount of the Annual Credit. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES—IRAs and Qualified Plans section in the Prospectus.

Withdrawal Percentage

The withdrawal percentage is determined according to the table below based on youngest Designated Life’s age at Rider Effective Date or the most recent Reset Date, whichever is later. The withdrawal percentages are as follows:

Age	Withdrawal Percentage

59 1/2 - 74	5.0%
75 and older	6.0%

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. Immediately following the withdrawal, the Remaining Protected Balance will decrease by the withdrawal amount.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Flexible Lifetime Income Plus Rider (Single and Joint) Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal).

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD withdrawal, the Remaining Protected Balance will decrease by the RMD withdrawal amount.

See the FEDERAL TAX ISSUES—Qualified Contracts—General Rules—Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	the Protected Payment Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

•	the payments of the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option,

•	the Contract will cease to provide any death benefit, and

•	any payments made to you of the Remaining Protected Balance may be taxable to you as ordinary income.

If the surviving Designated Life eligible for lifetime benefits dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the death of the surviving Designated Life eligible for lifetime benefits. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

•	if a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection, and

•	any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Annual Credit is equal to 7% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless an Automatic Reset or Owner-Elected Reset occurs. If such a Reset occurs, your eligibility for the Annual Credit will be reinstated as of the Reset Date.

Annual Credits will not increase your cost basis and, when distributed, may be recognizable as taxable ordinary income. The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Annual Credit, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are reset to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date and after any Annual Credit is applied, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an

amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (See the CHARGES, FEES AND DEDUCTIONS—Optional Rider Charges section in this supplement).

Automatic Reset—Opt-Out Election. If you are within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset—Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your investment professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The Surviving Spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place, whether by an Automatic Reset or an Owner-Elected reset, the withdrawal percentage may change and will be determined based on the age of the Surviving Spouse. However, the withdrawal percentage will never be lower than the withdrawal percentage in effect at the time of death.

The Surviving Spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits section in the Prospectus).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your investment professional and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day of death of all Designated Lives eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

•	if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day that the Contract is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider and the Contract will not terminate the day of death of:

•	all Designated Lives eligible for lifetime benefits, or

•	the first Designated life who is a Contract Owner if both Designated Lives are Joint Owners and there is a change in marital status,

if, at the time of these events, the Contract Value is zero and we are making pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider will terminate when the Remaining Protected Balance is zero.

Flexible Lifetime Income Plus Rider (Single and Joint) Sample Calculations:

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples assume a 7% return after deduction for optional rider expenses and Separate Account expenses (7% net return), unless otherwise noted below. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. The examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 — Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 — Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	No withdrawals taken.

•	No automatic resets or Owner-elected resets.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000
2			$207,000	$14,000	$214,000	$10,700	$214,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, an annual credit of $14,000 (7% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $214,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $10,700 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 — Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 2, 3 and 4.

•	Automatic resets at Beginning of Contract Years 4 and 5.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000
2			$207,000	$14,000	$214,000	$10,700	$214,000
Activity		$10,700	$210,790		$214,000	$0	$203,300
3			$210,790	$0	$214,000	$10,700	$203,300
Activity		$10,700	$214,845		$214,000	$0	$192,600
4	(Prior to Automatic Reset)		$214,845	$0	$214,000	$10,700	$192,600
4	(After Automatic Reset)		$214,845	$0	$214,845	$12,890	$214,845
Activity		$12,890	$216,994		$214,845	$0	$201,955
5	(Prior to Automatic Reset)		$216,994	$0	$214,845	$12,890	$201,955
5	(After Automatic Reset)		$216,994	$0	$216,994	$13,019	$216,994

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,700):

(e) the Protected Payment Base remains unchanged; and

(f) the Remaining Protected Balance is reduced by the amount of the withdrawal to $203,300 ($214,000 −$10,700).

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,700):

(g) the Protected Payment Base remains unchanged; and (h) the Remaining Protected Balance is reduced by the amount of the withdrawal to $192,600 ($203,300 −$10,700).

(h) the Remaining Protected Balance is reduced by the amount of the withdrawal to $192,600 ($203,300 −$10,700).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). Additionally, the reset took place after the Owner reached age 75. As a result, the Protected Payment Amount is equal to $12,890 (6% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($12,890):

(i) the Protected Payment Base remains unchanged; and the Remaining Protected Balance is reduced by the amount of the withdrawal to $201,955 ($214,845 −$12,890).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $13,019 (6% of the reset Protected Payment Base).

Since withdrawals occurred during Contract Years 2, 3 and 4, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a reset occurred at the beginning of Contract Year 5, eligibility for the annual credit will again apply.

Example #4 — Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Automatic reset at Beginning of Contract Year 4.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000
2			$207,000	$14,000	$214,000	$10,700	$214,000
Activity		$15,000	$206,490		$209,634	$0	$199,000
3			$206,490	$0	$209,634	$10,481	$199,000
4	(Prior to Automatic Reset)		$220,944	$0	$209,634	$10,481	$199,000
4	(After Automatic Reset)		$220,944	$0	$220,944	$13,256	$220,944

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $15,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($15,000 > $10,700), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490

•	Protected Payment Base = $214,000

•	Remaining Protected Balance = $214,000

•	Protected Payment Amount = $10,700 (5% × Protected Payment Base; 5% × $214,000 = $10,700)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $15,000 was taken, which exceeds the Protected Payment Amount of $10,700 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $4,300 (Total withdrawal amount − Protected Payment Amount; $15,000 − $10,700 = $4,300).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 2.04% ($4,300 ÷ ($221,490 − $10,700); $4,300 ÷ $210,790 = 0.0204 or 2.04%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $209,634 (Protected Payment Base × (1-ratio); $214,000 × (1-2.04%); $214,000 × 97.96% = $209,634.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $199,152 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($214,000 − $10,700) × (1-2.04%); $203,300 × 97.96% = $199,152).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $199,000 (Remaining Protected Balance − total withdrawal amount; $214,000 − $15,000 = $199,000).

Therefore, since $199,000 (total withdrawal amount method) is less than $199,152 (proportionate method) the new Remaining Protected Balance is $199,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $209,634 = $10,481), less cumulative withdrawals during that Contract Year ($15,000), but not less than zero).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). Additionally, the reset took place after the Owner reached age 75. As a result, the Protected Payment Amount is equal to $13,256 (6% of the reset Protected Payment Base).

Since withdrawals occurred during Contract Year 2, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a reset occurred at the beginning of Contract Year 4, eligibility for the annual credit will again apply.

Example #5 — RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end. This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006				$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected

Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a Non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal during exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (Total withdrawal amount − Protected Payment Amount; $4,000 − $1,250=$2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1-ratio); $100,000 × (1-3.10%); $100,000 × 96.90% = $96,900.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($92,375 − $1,250) × (1-3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 — Lifetime Income.

This example applies to the Flexible Lifetime Income Plus Rider (Single) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	No subsequent Purchase Payments are received.

•	Owner is age 59 1/2 or older when the first withdrawal was taken

•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.

•	No automatic reset or Owner-elected reset is assumed during the life of the Rider.

•	Assumes 3% net return

				Protected	Protected	Remaining
Contract		End of Year	Annual	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Credit	Base	Amount	Balance
1	$5,000	$96,489	$0	$100,000	$5,000	$95,000
2	$5,000	$94,384	$0	$100,000	$5,000	$90,000
3	$5,000	$92,215	$0	$100,000	$5,000	$85,000
4	$5,000	$89,982	$0	$100,000	$5,000	$80,000
5	$5,000	$87,681	$0	$100,000	$5,000	$75,000
6	$5,000	$85,311	$0	$100,000	$5,000	$70,000
7	$5,000	$82,871	$0	$100,000	$5,000	$65,000
8	$5,000	$80,357	$0	$100,000	$5,000	$60,000
9	$5,000	$77,768	$0	$100,000	$5,000	$55,000
10	$5,000	$75,101	$0	$100,000	$5,000	$50,000
11	$5,000	$72,354	$0	$100,000	$5,000	$45,000
12	$5,000	$69,524	$0	$100,000	$5,000	$40,000
13	$5,000	$66,610	$0	$100,000	$5,000	$35,000
14	$5,000	$63,608	$0	$100,000	$5,000	$30,000
15	$5,000	$60,517	$0	$100,000	$5,000	$25,000
16	$5,000	$57,332	$0	$100,000	$5,000	$20,000
17	$5,000	$54,052	$0	$100,000	$5,000	$15,000
18	$5,000	$50,674	$0	$100,000	$5,000	$10,000
19	$5,000	$47,194	$0	$100,000	$5,000	$5,000
20	$5,000	$43,610	$0	$100,000	$5,000	$0
21	$5,000	$39,918	$0	$100,000	$5,000	$0
22	$5,000	$36,115	$0	$100,000	$5,000	$0
23	$5,000	$32,199	$0	$100,000	$5,000	$0
24	$5,000	$28,165	$0	$100,000	$5,000	$0
25	$5,000	$24,010	$0	$100,000	$5,000	$0
26	$5,000	$19,730	$0	$100,000	$5,000	$0
27	$5,000	$15,322	$0	$100,000	$5,000	$0
28	$5,000	$10,782	$0	$100,000	$5,000	$0
29	$5,000	$6,105	$0	$100,000	$5,000	$0
30	$5,000	$1,288	$0	$100,000	$5,000	$0
31	$5,000	$0	$0	$100,000	$5,000	$0
32	$5,000	$0	$0	$100,000	$5,000	$0
33	$5,000	$0	$0	$100,000	$5,000	$0
34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

Example #7 — Lifetime Income.

This example applies to the Flexible Lifetime Income Plus Rider (Joint) Only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	No subsequent Purchase Payments are received.

•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.

•	No automatic reset or Owner-elected reset is assumed during the life of the Rider.

•	All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

•	Assumes 3% net return

		End of Year	Annual	Protected	Protected Payment	Remaining Protected
Contract Year	Withdrawal	Contract Value	Credit	Payment Base	Amount	Balance
1	$5,000	$96,489	$0	$100,000	$5,000	$95,000
2	$5,000	$94,384	$0	$100,000	$5,000	$90,000
3	$5,000	$92,215	$0	$100,000	$5,000	$85,000
4	$5,000	$89,982	$0	$100,000	$5,000	$80,000
5	$5,000	$87,681	$0	$100,000	$5,000	$75,000
6	$5,000	$85,311	$0	$100,000	$5,000	$70,000
7	$5,000	$82,871	$0	$100,000	$5,000	$65,000
8	$5,000	$80,357	$0	$100,000	$5,000	$60,000
9	$5,000	$77,768	$0	$100,000	$5,000	$55,000
10	$5,000	$75,101	$0	$100,000	$5,000	$50,000
11	$5,000	$72,354	$0	$100,000	$5,000	$45,000
12	$5,000	$69,524	$0	$100,000	$5,000	$40,000
13	$5,000	$66,610	$0	$100,000	$5,000	$35,000
Activity (Death of first Designated Life) 14	$5,000	$63,608	$0	$100,000	$5,000	$30,000
15	$5,000	$60,517	$0	$100,000	$5,000	$25,000
16	$5,000	$57,332	$0	$100,000	$5,000	$20,000
17	$5,000	$54,052	$0	$100,000	$5,000	$15,000
18	$5,000	$50,674	$0	$100,000	$5,000	$10,000
19	$5,000	$47,194	$0	$100,000	$5,000	$5,000
20	$5,000	$43,610	$0	$100,000	$5,000	$0
21	$5,000	$39,918	$0	$100,000	$5,000	$0
22	$5,000	$36,115	$0	$100,000	$5,000	$0
23	$5,000	$32,199	$0	$100,000	$5,000	$0
24	$5,000	$28,165	$0	$100,000	$5,000	$0
25	$5,000	$24,010	$0	$100,000	$5,000	$0
26	$5,000	$19,730	$0	$100,000	$5,000	$0
27	$5,000	$15,322	$0	$100,000	$5,000	$0
28	$5,000	$10,782	$0	$100,000	$5,000	$0
29	$5,000	$6,105	$0	$100,000	$5,000	$0
30	$5,000	$1,288	$0	$100,000	$5,000	$0
31	$5,000	$0	$0	$100,000	$5,000	$0
32	$5,000	$0	$0	$100,000	$5,000	$0
33	$5,000	$0	$0	$100,000	$5,000	$0
34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (5% of the Protected Payment Base) will continue to be paid each year (even after the Contract Value and Remaining Protected Balance were reduced to zero) until the Rider terminates.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

Effective November 1, 2008, the following subsections of the Foundation 10 Rider and Flexible Lifetime Income Rider (Single) are amended.

The Withdrawal of Protected Payment Amount subsection is replaced with the following:

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See the Sample below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

The Depletion of Remaining Protected Balance subsection is amended as follows:

The fourth paragraph (“If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, this Rider will terminate”) of the Depletion of Remaining Protected Balance is replaced with the following:

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

The Termination subsection is amended as follows:

The first set of bullets is amended to include the following:

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount

Example #4 in the Appendices titled “Foundation 10 Rider Sample Calculations” and “Flexible Lifetime Income Rider (Single and Joint) Sample Calculations” are replaced with the following:

Sample

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $85,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $100,000

•	Protected Payment Amount = $5,000 (5% × Protected Payment Base; 5% × $100,000 = $5,000)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $12,000 was taken, which exceeds the Protected Payment Amount of $5,000 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $7,000 (Total withdrawal amount − Protected Payment Amount; $12,000 − $5,000 = $7,000).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 8.75% ($7,000 ÷ ($85,000 − $5,000); $7,000 ÷ $80,000 = 0.0875 or 8.75%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $91,250 (Protected Payment Base x (1-ratio); $100,000 × (1-8.75%); $100,000 × 91.25% = $91,250.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $86,687.50 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($100,000 − $5,000) × (1-8.75%); $95,000 × 91.25% = $86,687.50).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,000 (Remaining Protected Balance − total withdrawal amount; $100,000 − $12,000 = $88,000).

Therefore, since $86,687.50 (proportionate method) is less than $88,000 (total withdrawal amount method) the new Remaining Protected Balance is $86,687.50.

Effective November 1, 2008, the following subsections of the Flexible Lifetime Income Rider (Joint) are amended.

The Withdrawal of Protected Payment Amount subsection is replaced with the following:

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. Immediately following the withdrawal, the Remaining Protected Balance will decrease by the withdrawal amount.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See the Sample below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

The Depletion of Remaining Protected Balance subsection is amended as follows:

The first bullet (“• if a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, this Rider will terminate, and”) is replaced with the following:

•	if a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection, and

The Termination subsection is amended as follows:

The first set of bullets is amended to include the following:

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount

Example #4 in the Appendix titled “Flexible Lifetime Income Rider (Single and Joint) Sample Calculations” is replaced with the following:

Sample

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $85,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $100,000

•	Protected Payment Amount = $5,000 (5% × Protected Payment Base; 5% × $100,000 = $5,000)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $12,000 was taken, which exceeds the Protected Payment Amount of $5,000 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $7,000 (Total withdrawal amount − Protected Payment Amount; $12,000 − $5,000 = $7,000).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 8.75% ($7,000 ÷ ($85,000 − $5,000); $7,000 ÷ $80,000 = 0.0875 or 8.75%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $91,250 (Protected Payment Base × (1-ratio); $100,000 × (1-8.75%); $100,000 × 91.25% = $91,250.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $86,687.50 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($100,000 − $5,000) × (1-8.75%); $95,000 × 91.25% = $86,687.50).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,000 (Remaining Protected Balance − total withdrawal amount; $100,000 − $12,000 = $88,000).

Therefore, since $86,687.50 (proportionate method) is less than $88,000 (total withdrawal amount method) the new Remaining Protected Balance is $86,687.50.

Form No.: NYPPSUP908

Prsrt Std
U.S. Postage
Paid
Santa Ana, CA
Permit #15

PACIFIC LIFE LOGO

Mailing address:
Pacific Life & Annuity Company
P.O. Box 2829
Omaha, NE 68103-2829

ADDRESS SERVICE REQUESTED

Supplement dated September 15, 2008 to the Prospectus dated May 1, 2008 for the
Pacific Portfolios for Chase variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “’us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2008, as supplemented. The changes in this supplement are effective October 1, 2008 unless otherwise noted below.

The AN OVERVIEW OF PACIFIC PORTFOLIOS FOR CHASE section is amended as follows:

The Optional Riders—Optional Living Benefit Riders subsection is amended to include the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must invest your entire Contract Value in an asset allocation program or in Investment Options we make available for these Riders. See the OTHER OPTIONAL RIDERS—General Information—Investment Allocation Requirements section in this supplement.

Automatic Income Builder Rider

This optional Rider lets you, before the Annuity Date, withdraw between 5% and 7% (depending on your age) of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life. If you are older than 59 1/2 and if you delay taking withdrawals, this Rider also provides the potential to receive a 0.10% increase in the withdrawal percentage per year, which can increase the percentage that you may withdraw each Contract year without reducing your Protected Payment Base. Once a withdrawal is taken, regardless of your age when the withdrawal occurred, the 0.10% increase in the withdrawal percentage will no longer be applied. Any previously added 0.10% increase in the withdrawal percentage will be locked in and will remain a part of your total withdrawal percentage. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Automatic Reset, Owner-Elected Resets and Reset Date are described in the OTHER OPTIONAL RIDERS—Automatic Income Builder Rider section in this supplement.)

This Rider is called the Guaranteed Withdrawal Benefit III Rider in the Contract’s Rider.

Flexible Lifetime Income Plus Rider (Single)

This optional Rider lets you, before the Annuity Date, withdraw between 5% and 6% (depending on your age) of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life. This Rider also provides an Annual Credit of 7% to your Protected Payment Base and Remaining Protected Balance, for up to a 10 year period (provided you do not take any withdrawals during this period), which can increase the amount you may withdraw in future years. The Annual Credit is not added to your Contract Value. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Annual Credit, Automatic Reset, Owner-Elected Reset and Reset Date are described in the OTHER OPTIONAL RIDERS—Flexible Lifetime Income Plus Rider (Single) section of this supplement.)

This Rider is called the Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.

Flexible Lifetime Income Plus Rider (Joint)

This optional Rider lets you, before the Annuity Date, withdraw between 5% and 6% (depending on your age) of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount, until the Rider terminates. This Rider also provides an Annual Credit of 7% to your Protected Payment Base and Remaining Protected Balance, for up to a 10 year period (provided you do not take any withdrawals during this period), which can increase the amount you may withdraw in future years. The Annual Credit is not added to your Contract Value. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.75%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Designated Lives, Annual Credit, Automatic Reset, Owner-Elected Reset and Reset Date are described in the OTHER OPTIONAL RIDERS—Flexible Lifetime Income Plus Rider (Joint) section in this supplement.)

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status may adversely affect the benefits of this Rider (see the Flexible Lifetime Income Plus Rider (Joint)—Ownership and Beneficiary Changes subsection in this supplement.

This Rider is called the Joint Life Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.

The Periodic Expenses section is amended to include the following:

	Current Charge	Maximum Charge
	Percentage	Percentage
• Automatic Income Builder Rider Charge*	0.85%	1.50%
• Flexible Lifetime Income Plus Rider Charge (Single)**	0.85%	1.50%
• Flexible Lifetime Income Plus Rider Charge (Joint)**	1.00%	1.75%

* If you buy the Automatic Income Builder Rider, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. The Protected Payment Base is the amount used to determine the allowable annual withdrawal amount under the Rider. The Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see the OTHER OPTIONAL RIDERS—Automatic Income Builder Rider section of this supplement. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. Under the terms and conditions of the Rider, the annual Charge percentage may increase if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. We will waive the annual Charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or after the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

** If you buy the Flexible Lifetime Income Plus Rider (Single or Joint), the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. The Protected Payment Base is the amount used to determine the allowable annual withdrawal amount under the Rider. The Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see OTHER OPTIONAL RIDERS—Flexible Lifetime Income Plus Rider (Single or Joint) section of this supplement. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. Under the terms and conditions of the Rider, the annual Charge percentage may increase if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. Under the Single version, we will waive the annual Charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or after the Contract Value is zero. Under the Joint version, we will waive the annual charge if the Rider terminates as a result of the death of the surviving Designated Life, upon full annuitization of the Contract or after the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Footnote 7 is replaced with the following:

Only one Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), or Lifetime Income Access Plus Rider may be owned or in effect at the same time. Only one GPA 3 or GPA 5 Rider may be owned or in effect at the same time.

The Examples subsection is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2007. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are the SDBR, Flexible Lifetime Income Plus (Joint), GPA 3 and GIA Plus Riders. The minimum amounts reflected below include the minimum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2007. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,293	$2,557	$3,677	$7,007
Minimum†	$827	$1,149	$1,318	$2,273

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,293	$2,017	$3,407	$7,007
Minimum†	$827	$609	$1,048	$2,273

•	If you did not surrender, nor annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$663	$2,017	$3,407	$7,007
Minimum†	$197	$609	$1,048	$2,273

†	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

The HOW YOUR INVESTMENTS ARE ALLOCATED section is amended to include the following:

Custom Model

The Custom Model program allows you, with the help of your financial professional, to create your own asset allocation model that will comply with the Investment Allocation Requirements for certain optional living benefit Riders. (See OTHER OPTIONAL RIDERS—General Information—Investment Allocation Requirements.) You will create your own model using the parameters listed below.

Parameters. To create your model, you may select Investment Options from the 4 Groups (Groups A, B, C and D) listed below. You must allocate at least 25% into each of Groups A, B, and C. You may not allocate more than 15% into any one Investment Option within Group A, B, or C. Group D is optional and you are not required to allocate any part of your Purchase Payment or Contract Value to this Group. If you choose to allocate your Purchase Payment or Contract Value to Group D, you are allowed to allocate more than 15% to any one Investment Option within Group D. Allocation percentages among the Groups must total 100%. The model you create will be automatically rebalanced on a quarterly basis.

Example: Assume a $100,000 Purchase Payment. Following the parameters and using the Investment Options listed from the Groups below, you may allocate your Purchase Payment as follows:

•	Group A—15% to Diversified Bond, 10% to Managed Bond and 5% to Money Market,

•	Group B—15% to Focused 30, 10% to Small-Cap Index, 10% to Mid-Cap Growth, 5% to Large-Cap Growth and 5% to Large-Cap Value, and

•	Group C—10% to International Value, 10% to International Large-Cap and 5% to Emerging Markets.

The total allocated is 100%: Group A = 30%, Group B = 45% and Group C = 25%. If you want to include all 4 groups when creating your model, you could adjust your allocation percentages in Groups A, B and C and allocate up to 25% to any combination of the Investment Options in Group D. Keep in mind that you may select any Investment Option within a Group and the allocation percentages among the Groups must total 100%.

Group A - Fixed Income
Short Duration Bond	Money Market	Managed Bond	Floating Rate Loan
High Yield Bond	Inflation Managed	Diversified Bond	JPMIT Core Bond

Group B - U.S. Equity
Small-Cap Growth	Equity	Focused 30	Main Street Core
Diversified Research	Growth LT	Multi-Strategy	JPMIT Equity Index
Large-Cap Value	Small-Cap Value	Small-Cap Equity	JPMIT Diversified Equity
Large-Cap Growth	Mid-Cap Growth	Small-Cap Index	JPMIT Intrepid Growth
Comstock	Equity Index	American Funds Growth	JPMIT Diversified Mid-Cap Growth
Long/Short Large-Cap	American Funds Growth-Income	Mid-Cap Equity

Group C - International & Sectors
International Value	International Small-Cap	Technology	Health Sciences
International Large-Cap	Emerging Markets	Real Estate

Group D - Asset Allocation Investment Options
BlackRock Global	AllianceBernstein VPS	Franklin Templeton
Allocation V.I. Fund	Balanced Wealth Strategy Portfolio	VIP Founding Funds Allocation Fund

You may make transfers between Investment Options within a particular Group or from one Group to another Group as long as you follow the Custom Model parameters. Transfers made will be subject to any transfer and market timing restrictions (See the HOW YOUR INVESTMENTS ARE ALLOCATED—Transfers and Market-timing Restrictions in the Prospectus). Subsequent Purchase Payments will be allocated according to your current model allocation instructions. Any withdrawals must be made on a pro-rata basis from each of the Investment Options you selected for your model.

You may terminate your participation in the Custom Model program at any time. However, if you own an optional living benefit rider and do not allocate your entire Contract Value to another asset allocation model or Investment Options we make available for the Riders, your Rider will terminate. If you allocate any subsequent Purchase Payment or Contract Value inconsistent with the Custom Model parameters, make transfers between Investment Options outside the Custom Model parameters, or do not make a withdrawal on a pro-rata basis, you will no longer be participating in the Custom Model program and your Rider will terminate. Work with your financial professional and consider your options before making any Investment Option transfers. Any changes in the allocation percentages due to market performance will not be a violation of the program, since the model you created will automatically be rebalanced on a quarterly basis.

We are under no contractual obligation to continue this program and have the right to terminate or change the Custom Model program at any time.

The Transfers and Market-timing Restrictions—Transfers subsection is amended to include the following:

Only 2 transfers in any calendar month may involve the BlackRock Global Allocation V.I. Fund Class III Investment Option.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

The Optional Rider Charges section is amended to include the following:

Automatic Income Builder Rider Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 0.85% (not to exceed a maximum annual charge percentage of 1.50%) multiplied by the Protected Payment Base on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, or full annuitization of the Contract or when the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Change in Annual Charge—The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.50%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

Flexible Lifetime Income Plus Rider (Single) Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 0.85% (not to exceed a maximum annual charge percentage of 1.50%) multiplied by the Protected Payment Base on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of the Contract or when the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Change in Annual Charge—The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.50%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

Flexible Lifetime Income Plus Rider (Joint) Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 1.00% (not to exceed a maximum annual charge percentage of 1.75%) multiplied by the Protected Payment Base on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of the surviving Designated Life or upon full annuitization of the Contract, or when the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Change in Annual Charge—The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.75%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

The OTHER OPTIONAL RIDERS section is changed as follows:

The Investment Allocation Requirements subsection is replaced with the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must allocate your entire Contract Value to an asset allocation program or Investment Options we make available for these Riders. You may allocate your Contract Value according to the following requirements:

• 100% to one allowable Asset Allocation Model, OR

• 100% among allowable Investment Options.

You may also use the DCA Plus Program to transfer amounts to an Asset Allocation Model or among the Investment Options listed below. Currently, the allowable Asset Allocation Models and Investment Options are as follows:

Allowable Asset Allocation Models	Allowable Investment Options

Portfolio Optimization Model A	BlackRock Global Allocation V.I. Fund
Portfolio Optimization Model B	AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Portfolio Optimization Model C	Franklin Templeton VIP Founding Funds Allocation Fund
Portfolio Optimization Model D
Portfolio Optimization Model E
Custom Model

You may transfer your entire Contract Value between an allowable Asset Allocation Model and allowable Investment Options, between allowable Asset Allocation Models or between allowable Investment Options. Keep in mind that you must allocate your entire Contract Value to either one allowable Asset Allocation Model or among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your Rider will terminate.

Allowable Asset Allocation Models—Portfolio Optimization. You may transfer your entire Contract Value to a different Portfolio Optimization Model without affecting your Rider. However, if you change the allocation percentages within the Portfolio Optimization Model you have selected, you will no longer be participating in the Portfolio Optimization program and your Rider will terminate. See the HOW YOUR INVESTMENTS ARE ALLOCATED—Portfolio Optimization section in the Prospectus for information about the program.

Allowable Asset Allocation Models—Custom Model. You may also make transfers between the Investment Options available under the Custom Model program as long as you follow the Custom Model parameters. However, if you make transfers or change the allocation percentages within your Custom Model and they do not comply with the Custom Model parameters, you will no longer be participating in the Custom Model program and your Rider will terminate. See the HOW YOUR INVESTMENTS ARE ALLOCATED—Custom Model section of this supplement for information about the program.

Allowable Investment Options. You may allocate your entire Contract Value among any of the allowable Investment Options listed in the table above.

By adding an optional living benefit Rider to your Contract, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract. We reserve the right to add, remove or change allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, or when we believe a change is necessary to protect our ability to provide the guarantees under these riders. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

We will send you written notice in the event any transaction made by you will involuntarily cause the Rider to terminate for failure to invest according to the Investment Allocation Requirements. However, you will have 30 calendar days after the date of our written notice (“30 day period”), to instruct us to take appropriate corrective action to continue participation in an allowable asset allocation program or allowable Investment Options to continue the Rider.

The Multiple Rider Ownership subsection is replaced with the following:

Only one Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), or Lifetime Income Access Plus Rider may be owned or in effect at the same time. Only one GPA 3 or GPA 5 Rider may be owned or in effect at the same time.

All references to rider exchanges concerning the riders listed in the table below are replaced with the following:

Withdrawal Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following withdrawal benefit Riders:

FROM	TO	WHEN

Lifetime Income Access Plus Rider	Flexible Lifetime Income (Single or Joint) Foundation 10 Flexible Lifetime Income Plus (Single or Joint) Automatic Income Builder	On any Contract Anniversary.

Flexible Lifetime Income Rider (Single)	Flexible Lifetime Income (Joint) Flexible Lifetime Income Plus (Single or Joint)	On any Contract Anniversary.

	Foundation 10 Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Rider (Joint)	Flexible Lifetime Income (Single) Flexible Lifetime Income Plus (Single or Joint)	On any Contract Anniversary.

	Foundation 10 Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Foundation 10 Rider	Flexible Lifetime Income (Single or Joint) Flexible Lifetime Income Plus (Single or Joint) Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus Rider (Single)	Flexible Lifetime Income Plus (Joint)	On any Contract Anniversary.

	Foundation 10 Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus Rider (Joint)	Flexible Lifetime Income Plus (Single)	On any Contract Anniversary.

	Foundation 10 Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Automatic Income Builder Rider	Foundation 10 Flexible Lifetime Income (Single or Joint) Flexible Lifetime Income Plus (Single or Joint)	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

When you elect an exchange, you are terminating your existing Rider and purchasing a new Rider. The Initial Protected Payment Base and Remaining Protected Balance under the new Rider will be equal to the Contract Value on that Contract Anniversary. Generally, if your Contract Value is lower than the Protected Payment Base under your existing Rider, your election to exchange from one rider to another may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. In other words, your existing protected balances will not carryover to the new Rider. If you elect an exchange, you will be subject to the charge for the new Rider in effect at the time of the exchange. No more than one exchange may be elected each Contract Year.

The following withdrawal benefit riders are added:

Automatic Income Builder Rider

Purchasing the Automatic Income Builder Rider

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if the age of each Annuitant is 85 years or younger on the date of purchase and you allocate your entire Contract Value according to the Investment Allocation Requirements.

Automatic Income Builder Rider Terms

Annual RMD Amount—The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (”Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount—The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) is age 59 1/2 or older when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) is younger than age 59 1/2 when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero.

Protected Payment Base—An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance—The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero.

Reset Date—Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date—The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Initial Values—The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

How the Automatic Income Builder Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Withdrawals up to the Protected Payment Amount may continue after the

Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If you are older than 59 1/2 and if you delay taking withdrawals, this Rider also provides the potential to receive a 0.10% increase in the withdrawal percentage per year, which can increase the percentage that you may withdraw each Contract Year without reducing your Protected Payment Base.

In addition, beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES—IRAs and Qualified Plans section in the Prospectus.

Withdrawal Percentage

On or prior to the date of the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) the withdrawal percentage is determined as follows based on the oldest Owner’s age (or youngest Annuitant in the case of a Non-Natural Owner):

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 - 69	5.0%
70 - 84	6.0%
85 and older	7.0%

If the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) is taken on or after age 59 1/2, the withdrawal percentage will automatically increase according to the table above based on age as of the most recent Contract Anniversary.

If the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) is taken prior to age 59 1/2, the withdrawal percentage will be 5.0% until the Remaining Protected Balance is depleted and will remain unchanged unless a Reset occurs. Once a Reset occurs, the withdrawal percentage will be the withdrawal percentage that corresponds to the age at the time of the first withdrawal following such Reset.

There is an opportunity for an increase in the withdrawal percentage. The withdrawal percentage in the table above will increase by 0.10% for each Rider year a withdrawal is not taken beginning on the later of the Contract Anniversary following the Owner’s age 59 1/2 or the Rider Effective Date. In addition, the increase in the withdrawal percentage will still be included as you reach a new age band (for example, if you have already taken a withdrawal and at age 69 your withdrawal percentage is 5.4%, then your withdrawal percentage would be 6.4% the Contract Anniversary immediately after you turn 70). However, once a withdrawal is taken, regardless of the Owner’s age when the withdrawal is taken, no further increase in the withdrawal percentage will be available and eligibility for the increase cannot be reinstated with a Reset.

The withdrawal percentage, including any 0.10% increase, will not be reduced as a result of a reset.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. Immediately following the withdrawal the Remaining Protected Balance will decrease by the withdrawal amount.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD withdrawal amount.

See the FEDERAL TAX ISSUES—Qualified Contracts—Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the Protected Payment Amount payments will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option,

•	the Contract will cease to provide any death benefit, and

•	any payments made to you of the Remaining Protected Balance may be taxable to you as ordinary income, and if you are under the age of 59 1/2, may be subject to an additional 10% federal tax penalty.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduces the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued, except that eligibility for the increase in the withdrawal percentage cannot be reinstated with a Reset once a withdrawal is taken. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are reset to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (See the CHARGES, FEES AND DEDUCTIONS—Optional Rider Charges section in this supplement).

Automatic Reset—Opt-Out Election. If you are within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above. If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset—Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries. If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero. If the Remaining Protected Balance is zero when the Owner dies, this Rider will terminate.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place then the provisions of this Rider will continue in full force and in effect for the surviving spouse. The withdrawal percentage will be determined based on the age of the surviving spouse and the new withdrawal percentage may be higher or lower than what the withdrawal percentage was prior to death. In addition, if the surviving spouse is 59 1/2 when a reset occurs, the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base and withdrawal percentage) for life.

Any 0.10% increase to the withdrawal percentage previously added will apply but no further increases to the withdrawal percentage will be added.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits section in the Prospectus).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

If this Rider is terminated as a result of having any portion of the Contract Value no longer allocated according to the Investment Allocation Requirements, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available).

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples assume a 7% return after deduction for optional rider expenses and Separate Account expenses (7% net return), unless otherwise noted below. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. The examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 — Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = Withdrawal percentage multiplied by the Protected Payment Base = 5% × $100,000 = $5,000

Example #2 — Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.

•	No withdrawals taken.

•	Automatic reset at Beginning of Contract Years 2 and 3.

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$10,000	$200,000
2	Prior to Automatic Reset		$207,000	$200,000	$10,200	$200,000
2	After Automatic Reset		$207,000	$207,000	$10,557	$207,000
Activity	$100,000		$307,000	$307,000	$15,657	$307,000
3	Prior to Automatic Reset		$321,490	$307,000	$19,034	$307,000
3	After Automatic Reset		$321,490	$321,490	$19,932	$321,490

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5.0% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, the withdrawal percentage is increased to 5.1%. Additionally, because at the Beginning of Contract Year 2, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 2 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 2 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $10,557 (5.1% of the reset Protected Payment Base).

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $307,000 ($207,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $15,657 (5.1% of the Protected Payment Base after the Purchase Payment.

Since the Owner reached age 70 and no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, the withdrawal percentage is increased to 6.2%. Additionally, because at the Beginning of Contract Year 3, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 3 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 3 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,932 (6.2% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 — Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68

•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.

•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 3 and 5.

•	Automatic reset at Beginning of Contract Years 2, 3, 4, 5 and 6.

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$10,000	$200,000
2	Prior to Automatic Reset		$207,000	$200,000	$10,200	$200,000
2	After Automatic Reset		$207,000	$207,000	$10,557	$207,000
Activity	$100,000		$307,000	$307,000	$15,657	$307,000
3	Prior to Automatic Reset		$321,490	$307,000	$19,034	$307,000
3	After Automatic Reset		$321,490	$321,490	$19,932	$321,490
Activity		$19,932	$324,062	$321,490	$0	$301,558
4	Prior to Automatic Reset		$324,062	$321,490	$19,932	$301,558
4	After Automatic Reset		$324,062	$324,062	$20,092	$324,062
5	Prior to Automatic Reset		$346,746	$324,062	$20,092	$324,062
5	After Automatic Reset		$346,746	$346,746	$21,498	$346,746
Activity		$21,498	$349,520	$346,746	$0	$325,248
6	Prior to Automatic Reset		$349,520	$346,746	$21,498	$325,248
6	After Automatic Reset		$349,520	$349,520	$21,670	$349,520

For an explanation of the values and activities at the start of and during Contract Years 1 and 2, refer to Examples #1 and #2.

Since the Owner reached age 70 and no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, the withdrawal percentage is increased to 6.2%. Additionally, because at the Beginning of Contract Year 3, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 3 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 3 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,932 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($19,932):

(a) the Protected Payment Base remains unchanged; and

(b) the Remaining Protected Balance is reduced by the amount of the withdrawal to $301,558 ($321,490 − $19,932).

Since a withdrawal occurred during Contract Year 3, the withdrawal percentage will no longer increase as a result of delaying withdrawals.

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $20,092 (6.2% of the reset Protected Payment Base).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $21,498 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 5 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($21,498):

(c) the Protected Payment Base remains unchanged; and

(d) the Remaining Protected Balance is reduced by the amount of the withdrawal to $325,248 ($346,746 − $21,498).

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $21,670 (6.2% of the reset Protected Payment Base).

Example #4 — Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68

•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Years 3 and 5.

•	Automatic resets at Beginning of Contract Years 2, 3, 4, 5 and 6.

Beginning			Contract	Protected	Protected	Remaining
of Contract	Purchase		Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$10,000	$200,000
2	Prior to Automatic Reset		$207,000	$200,000	$10,200	$200,000
2	After Automatic Reset		$207,000	$207,000	$10,557	$207,000
Activity	$100,000		$307,000	$307,000	$15,657	$307,000
3	Prior to Automatic Reset		$321,490	$307,000	$19,034	$307,000
3	After Automatic Reset		$321,490	$321,490	$19,932	$321,490
Activity		$30,000	$313,994	$311,491	$0	$291,490
4	Prior to Automatic Reset		$313,994	$311,491	$19,313	$291,490
4	After Automatic Reset		$313,994	$313,994	$19,468	$313,994
5	Prior to Automatic Reset		$335,974	$313,994	$19,468	$313,994
5	After Automatic Reset		$335,974	$335,974	$20,830	$335,974
Activity		$100,000	$259,492	$257,423	$0	$235,974
6	Prior to Automatic Reset		$259,492	$257,423	$15,961	$235,974
6	After Automatic Reset		$259,492	$259,492	$16,089	$259,492

For an explanation of the values and activities at the start of and during Contract Years 1 and 2, refer to Examples #1 and #2.

Since the Owner reached age 70 and no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, the withdrawal percentage is increased to 6.2%. Additionally, because at the Beginning of Contract Year

3, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 3 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 3 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,932 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 3 exceeded the Protected Payment Amount immediately prior to the withdrawal ($19,932), the Protected Payment Base is reduced to $311,491 and the Remaining Protected Balance is reduced to $291,490. The reduction in the Protected Payment Base and the Remaining Protected Balance is calculated as follows:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $10,068 (Total withdrawal amount – Protected Payment Amount; $30,000 − $19,932 = $10,068).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 3.11% ($10,068 ÷ ($343,994 − $19,932); $10,068 ÷ $324,062 = 0.0311 or 3.11%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $311,491 (Protected Payment Base × (1-ratio); $321,490 × (1-3.11%); $321,490 × 96.89% = $311,491.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $292,179 (Remaining Protected Balance – Protected Payment Amount) × (1-ratio); ($321,490 − $19,932) × (1-3.11%); $301,558 × 96.89% = $292,179).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $291,490 (Remaining Protected Balance – total withdrawal amount; $321,490 − $30,000 = $291,490).

Therefore, since $291,490 (total withdrawal amount method) is less than $292,179 (proportionate method) the new Remaining Protected Balance is $291,490.

Since a withdrawal occurred during Contract Year 3, the withdrawal percentage will no longer increase as a result of delaying withdrawals.

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,468 (6.2% of the reset Protected Payment Base).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $20,830 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 5 exceeded the Protected Payment Amount immediately prior to the withdrawal ($20,830), the Protected Payment Base is reduced to $257,423 and the Remaining Protected Balance is reduced to $235,974. The reduction in the Protected Payment Base and the Remaining Protected Balance is calculated as follows:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $79,170 (Total withdrawal amount – Protected Payment Amount; $100,000 − $20,830 = $79,170).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 23.38% ($79,170 ÷ ($359,492 − $20,830); $79,170 ÷ $338,662 = 0.2338 or 23.38%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $257,423 (Protected Payment Base × (1-ratio); $335,974 × (1-23.38%); $335,974 × 76.62% = $257,423.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $241,463 (Remaining Protected Balance – Protected Payment Amount) × (1-ratio); ($335,974 − $20,830) × (1-23.38%); $315,144 × 76.62% = $241,463).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $235,974 (Remaining Protected Balance – total withdrawal amount; $335,974 − $100,000 = $235,974).

Therefore, since $235,974 (total withdrawal amount method) is less than $241,463 (proportionate method) the new Remaining Protected Balance is $235,974.

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,089 (6.2% of the reset Protected Payment Base).

Example #5 — RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected

Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a Non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal during exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300.

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (Total withdrawal amount – Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base x (1-ratio); $100,000 × (1-3.10%); $100,000 × 96.90% = $96,900.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 (Remaining Protected Balance – Protected Payment Amount) x (1-ratio); ($92,375 − $1,250) × (1-3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance – total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 — Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 65

•	No subsequent Purchase Payments are received.

•	Withdrawals, are taken each Contract Year:

•	Equal to 5% of the Protected Payment Base in Contract Years 1-5 (age 65-69)

•	Equal to 6% of the Protected Payment Base in Contract Years 6-20 (age 70-84)

•	Equal to 7% of the Protected Payment Base in Contract Years 21-35 (age 85-99)

•	No automatic reset or Owner-elected reset is assumed during the life of the Rider.

•	Assumes 3% net return

			Protected	Protected	Remaining
Contract		End of Year	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Base	Amount	Balance
1	$5,000	$98,000	$100,000	$5,000	$95,000
2	$5,000	$95,944	$100,000	$5,000	$90,000
3	$5,000	$93,818	$100,000	$5,000	$85,000
4	$5,000	$91,633	$100,000	$5,000	$80,000
5	$5,000	$89,382	$100,000	$5,000	$75,000
6	$6,000	$86,063	$100,000	$6,000	$69,000
7	$6,000	$82,645	$100,000	$6,000	$63,000
8	$6,000	$79,124	$100,000	$6,000	$57,000
9	$6,000	$75,498	$100,000	$6,000	$51,000
10	$6,000	$71,763	$100,000	$6,000	$45,000
11	$6,000	$67,916	$100,000	$6,000	$39,000
12	$6,000	$63,953	$100,000	$6,000	$33,000
13	$6,000	$59,872	$100,000	$6,000	$27,000
14	$6,000	$55,668	$100,000	$6,000	$21,000
15	$6,000	$51,338	$100,000	$6,000	$15,000
16	$6,000	$46,878	$100,000	$6,000	$9,000
17	$6,000	$42,285	$100,000	$6,000	$3,000
18	$6,000	$37,553	$100,000	$6,000	$0,000
19	$6,000	$32,680	$100,000	$6,000	$0
20	$6,000	$27,660	$100,000	$6,000	$0
21	$7,000	$21,490	$100,000	$7,000	$0
22	$7,000	$15,135	$100,000	$7,000	$0
23	$7,000	$8,589	$100,000	$7,000	$0
24	$7,000	$1,847	$100,000	$7,000	$0
25	$7,000	$0	$100,000	$7,000	$0
26	$7,000	$0	$100,000	$7,000	$0
27	$7,000	$0	$100,000	$7,000	$0
28	$7,000	$0	$100,000	$7,000	$0
29	$7,000	$0	$100,000	$7,000	$0
30	$7,000	$0	$100,000	$7,000	$0
31	$7,000	$0	$100,000	$7,000	$0
32	$7,000	$0	$100,000	$7,000	$0
33	$7,000	$0	$100,000	$7,000	$0
34	$7,000	$0	$100,000	$7,000	$0
35	$7,000	$0	$100,000	$7,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal: (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no increases are added to the withdrawal percentage due to delaying withdrawals.

Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5%, 6% and 7% of the Protected Payment Base, respectively, will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

Flexible Lifetime Income Plus Rider (Single)

Purchasing the Flexible Lifetime Income Plus Rider (Single)

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if the age of each Annuitant is 85 years or younger on the date of purchase and you allocate your entire Contract Value according to the Investment Allocation Requirements.

Flexible Lifetime Income Plus Rider (Single) Terms

Annual RMD Amount—The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount—The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner is age 59 1/2 or older (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner is younger than age 59 1/2 (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero.

Protected Payment Base—An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance—The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero.

Annual Credit—An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date—Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date—The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Initial Values—The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

How the Flexible Lifetime Income Plus Rider (Single) Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount each contract year, regardless of market performance, until the Rider terminates. Withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. This Rider also provides for an amount (an ”Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance.

In addition, beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. The addition of an Annual Credit will increase the Protected Payment Base and the Remaining Protected Balance by the amount of the Annual Credit. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES—IRAs and Qualified Plans section in the Prospectus.

Withdrawal Percentage

The withdrawal percentage is determined according to the table below based on the oldest Owner’s age (or youngest Annuitant in the case of a Non-Natural Owner) at rider effective date or the most recent Reset Date, whichever is later. The withdrawal percentages are as follows:

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 – 74	5.0%
75 and older	6.0%

If you purchase the Rider before you reach 75 years of age, a Reset is required to receive the higher withdrawal percentage once you are 75 years of age.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Flexible Lifetime Income Plus Rider (Single and Joint) Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in this Prospectus.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See the FEDERAL TAX ISSUES—Qualified Contracts—General Rules—Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option,

•	the Contract will cease to provide any death benefit, and

•	any payments made to you of the Remaining Protected Balance may be taxable to you as ordinary income, and if you are under the age of 59 1/2, may be subject to an additional 10% federal tax penalty.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur on or after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Annual Credit is equal to 7% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless an Automatic Reset or Owner Elected Reset occurs. If such a Reset occurs, your eligibility for the Annual Credit will be reinstated as of the Reset Date.

Annual Credits will not increase your cost basis and, when distributed, may be recognizable as taxable ordinary income. The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Annual Credit, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are reset to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date and after any annual credit is applied, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (See the CHARGES, FEES AND DEDUCTIONS—Optional Rider Charges section in this supplement).

Automatic Reset—Opt-Out Election. If you are within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset—Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your investment professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero. If the Remaining Protected Balance is zero when the Owner dies, this Rider will terminate.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If an election to reset is made, whether by an Automatic Reset or an Owner-Elected Reset, then the provisions of this Rider will continue in full force and in effect for the surviving spouse. The withdrawal percentage will be determined based on the age of the surviving spouse and the new withdrawal percentage may be higher or lower than what the withdrawal percentage was prior to death. In addition, if the surviving spouse is 59 1/2 when reset occurs, the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base and withdrawal percentage) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits section in the Prospectus).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

Flexible Lifetime Income Plus Rider (Joint)

Purchasing the Flexible Lifetime Income Plus Rider (Joint)

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) you meet the following eligibility requirements:

•	the Contract is issued as a:

•	Non-Qualified Contract (this Rider is not available if the Owner is a trust or other entity), or

•	Qualified Contract under Code Section 408(a), 408(k), 408A, 408(p) or 403(b), except for Inherited IRAs and Inherited TSAs,

•	you allocate your entire Contract Value according to the Investment Allocation Requirements,

•	both Designated Lives must be at least age 59 1/2 and not older than age 85 on the Rider Effective Date,

•	the Contract must be structured so that upon the death of one Designated Life, the surviving Designated Life may retain or assume ownership of the Contract, and

•	any Annuitant must be a Designated Life.

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

•	a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,

•	Joint Owners, where the Owners are each other’s Spouses, or

•	if the Contract is issued as a custodial owned IRA or TSA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA or TSA, for the benefit of the beneficial owner, may be designated as sole primary beneficiary provided that the Spouse of the beneficial owner is the sole primary beneficiary of the custodial account.

If this Rider is added on a Contract Anniversary, naming your Spouse as the Beneficiary to meet eligibility requirement will not be considered a change of Annuitant on the Contract.

Flexible Lifetime Income Plus Rider (Joint) Terms

Annual RMD Amount—The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Designated Lives (each a “Designated Life”)—Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, a Designated Life must:

•	be the Owner (or the Annuitant, in the case of a custodial owned IRA or TSA),

•	remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Protected Payment Amount—The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year. The Protected Payment Amount will never be less than zero.

Protected Payment Base—An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance—The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero.

Annual Credit—An amount added to the Protected Payment Base and Remaining Protected Balance.

Rider Effective Date—The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Reset Date—Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Initial Values—The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the youngest Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

Spouse—The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law.

Surviving Spouse—The surviving spouse of a deceased Owner.

How the Flexible Lifetime Income Plus Rider (Joint) Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. This Rider also provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance.

In addition, on each Contract Anniversary while this Rider is in effect and before the Annuity Date, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. The addition of an Annual Credit will increase the Protected Payment Base and the Remaining Protected Balance by the amount of the Annual Credit. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES—IRAs and Qualified Plans section in the Prospectus.

Withdrawal Percentage

The withdrawal percentage is determined according to the table below based on youngest Designated Life’s age at Rider Effective Date or the most recent Reset Date, whichever is later. The withdrawal percentages are as follows:

Age	Withdrawal Percentage

59 1/2 - 74	5.0%
75 and older	6.0%

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. Immediately following the withdrawal, the Remaining Protected Balance will decrease by the withdrawal amount.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Flexible Lifetime Income Plus Rider (Single and Joint) Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal).

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD withdrawal, the Remaining Protected Balance will decrease by the RMD withdrawal amount.

See the FEDERAL TAX ISSUES—Qualified Contracts—General Rules—Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	the Protected Payment Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

•	the payments of the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option,

•	the Contract will cease to provide any death benefit, and

•	any payments made to you of the Remaining Protected Balance may be taxable to you as ordinary income.

If the surviving Designated Life eligible for lifetime benefits dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the death of the surviving Designated Life eligible for lifetime benefits. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

•	if a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection, and

•	any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Annual Credit is equal to 7% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless an Automatic Reset or Owner-Elected Reset occurs. If such a Reset occurs, your eligibility for the Annual Credit will be reinstated as of the Reset Date.

Annual Credits will not increase your cost basis and, when distributed, may be recognizable as taxable ordinary income. The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Annual Credit, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are reset to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date and after any Annual Credit is applied, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an

amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (See the CHARGES, FEES AND DEDUCTIONS—Optional Rider Charges section in this supplement).

Automatic Reset—Opt-Out Election. If you are within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset—Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your investment professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The Surviving Spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place, whether by an Automatic Reset or an Owner-Elected reset, the withdrawal percentage may change and will be determined based on the age of the Surviving Spouse. However, the withdrawal percentage will never be lower than the withdrawal percentage in effect at the time of death.

The Surviving Spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits section in the Prospectus).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your investment professional and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day of death of all Designated Lives eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

•	upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

•	if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day that the Contract is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider and the Contract will not terminate the day of death of:

•	all Designated Lives eligible for lifetime benefits, or

•	the first Designated life who is a Contract Owner if both Designated Lives are Joint Owners and there is a change in marital status,

if, at the time of these events, the Contract Value is zero and we are making pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider will terminate when the Remaining Protected Balance is zero.

Flexible Lifetime Income Plus Rider (Single and Joint) Sample Calculations:

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples assume a 7% return after deduction for optional rider expenses and Separate Account expenses (7% net return), unless otherwise noted below. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. The examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 — Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 — Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	No withdrawals taken.

•	No automatic resets or Owner-elected resets.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000
2			$207,000	$14,000	$214,000	$10,700	$214,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, an annual credit of $14,000 (7% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $214,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $10,700 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 — Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 2, 3 and 4.

•	Automatic resets at Beginning of Contract Years 4 and 5.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000
2			$207,000	$14,000	$214,000	$10,700	$214,000
Activity		$10,700	$210,790		$214,000	$0	$203,300
3			$210,790	$0	$214,000	$10,700	$203,300
Activity		$10,700	$214,845		$214,000	$0	$192,600
4	(Prior to Automatic Reset)		$214,845	$0	$214,000	$10,700	$192,600
4	(After Automatic Reset)		$214,845	$0	$214,845	$12,890	$214,845
Activity		$12,890	$216,994		$214,845	$0	$201,955
5	(Prior to Automatic Reset)		$216,994	$0	$214,845	$12,890	$201,955
5	(After Automatic Reset)		$216,994	$0	$216,994	$13,019	$216,994

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,700):

(e) the Protected Payment Base remains unchanged; and

(f) the Remaining Protected Balance is reduced by the amount of the withdrawal to $203,300 ($214,000 −$10,700).

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,700):

(g) the Protected Payment Base remains unchanged; and (h) the Remaining Protected Balance is reduced by the amount of the withdrawal to $192,600 ($203,300 −$10,700).

(h) the Remaining Protected Balance is reduced by the amount of the withdrawal to $192,600 ($203,300 −$10,700).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). Additionally, the reset took place after the Owner reached age 75. As a result, the Protected Payment Amount is equal to $12,890 (6% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($12,890):

(i) the Protected Payment Base remains unchanged; and the Remaining Protected Balance is reduced by the amount of the withdrawal to $201,955 ($214,845 −$12,890).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $13,019 (6% of the reset Protected Payment Base).

Since withdrawals occurred during Contract Years 2, 3 and 4, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a reset occurred at the beginning of Contract Year 5, eligibility for the annual credit will again apply.

Example #4 — Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Automatic reset at Beginning of Contract Year 4.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000
2			$207,000	$14,000	$214,000	$10,700	$214,000
Activity		$15,000	$206,490		$209,634	$0	$199,000
3			$206,490	$0	$209,634	$10,481	$199,000
4	(Prior to Automatic Reset)		$220,944	$0	$209,634	$10,481	$199,000
4	(After Automatic Reset)		$220,944	$0	$220,944	$13,256	$220,944

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $15,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($15,000 > $10,700), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490

•	Protected Payment Base = $214,000

•	Remaining Protected Balance = $214,000

•	Protected Payment Amount = $10,700 (5% × Protected Payment Base; 5% × $214,000 = $10,700)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $15,000 was taken, which exceeds the Protected Payment Amount of $10,700 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $4,300 (Total withdrawal amount − Protected Payment Amount; $15,000 − $10,700 = $4,300).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 2.04% ($4,300 ÷ ($221,490 − $10,700); $4,300 ÷ $210,790 = 0.0204 or 2.04%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $209,634 (Protected Payment Base × (1-ratio); $214,000 × (1-2.04%); $214,000 × 97.96% = $209,634.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $199,152 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($214,000 − $10,700) × (1-2.04%); $203,300 × 97.96% = $199,152).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $199,000 (Remaining Protected Balance − total withdrawal amount; $214,000 − $15,000 = $199,000).

Therefore, since $199,000 (total withdrawal amount method) is less than $199,152 (proportionate method) the new Remaining Protected Balance is $199,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $209,634 = $10,481), less cumulative withdrawals during that Contract Year ($15,000), but not less than zero).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). Additionally, the reset took place after the Owner reached age 75. As a result, the Protected Payment Amount is equal to $13,256 (6% of the reset Protected Payment Base).

Since withdrawals occurred during Contract Year 2, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a reset occurred at the beginning of Contract Year 4, eligibility for the annual credit will again apply.

Example #5 — RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end. This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006				$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected

Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a Non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal during exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (Total withdrawal amount − Protected Payment Amount; $4,000 − $1,250=$2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1-ratio); $100,000 × (1-3.10%); $100,000 × 96.90% = $96,900.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($92,375 − $1,250) × (1-3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 — Lifetime Income.

This example applies to the Flexible Lifetime Income Plus Rider (Single) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	No subsequent Purchase Payments are received.

•	Owner is age 59 1/2 or older when the first withdrawal was taken

•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.

•	No automatic reset or Owner-elected reset is assumed during the life of the Rider.

•	Assumes 3% net return

				Protected	Protected	Remaining
Contract		End of Year	Annual	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Credit	Base	Amount	Balance
1	$5,000	$96,489	$0	$100,000	$5,000	$95,000
2	$5,000	$94,384	$0	$100,000	$5,000	$90,000
3	$5,000	$92,215	$0	$100,000	$5,000	$85,000
4	$5,000	$89,982	$0	$100,000	$5,000	$80,000
5	$5,000	$87,681	$0	$100,000	$5,000	$75,000
6	$5,000	$85,311	$0	$100,000	$5,000	$70,000
7	$5,000	$82,871	$0	$100,000	$5,000	$65,000
8	$5,000	$80,357	$0	$100,000	$5,000	$60,000
9	$5,000	$77,768	$0	$100,000	$5,000	$55,000
10	$5,000	$75,101	$0	$100,000	$5,000	$50,000
11	$5,000	$72,354	$0	$100,000	$5,000	$45,000
12	$5,000	$69,524	$0	$100,000	$5,000	$40,000
13	$5,000	$66,610	$0	$100,000	$5,000	$35,000
14	$5,000	$63,608	$0	$100,000	$5,000	$30,000
15	$5,000	$60,517	$0	$100,000	$5,000	$25,000
16	$5,000	$57,332	$0	$100,000	$5,000	$20,000
17	$5,000	$54,052	$0	$100,000	$5,000	$15,000
18	$5,000	$50,674	$0	$100,000	$5,000	$10,000
19	$5,000	$47,194	$0	$100,000	$5,000	$5,000
20	$5,000	$43,610	$0	$100,000	$5,000	$0
21	$5,000	$39,918	$0	$100,000	$5,000	$0
22	$5,000	$36,115	$0	$100,000	$5,000	$0
23	$5,000	$32,199	$0	$100,000	$5,000	$0
24	$5,000	$28,165	$0	$100,000	$5,000	$0
25	$5,000	$24,010	$0	$100,000	$5,000	$0
26	$5,000	$19,730	$0	$100,000	$5,000	$0
27	$5,000	$15,322	$0	$100,000	$5,000	$0
28	$5,000	$10,782	$0	$100,000	$5,000	$0
29	$5,000	$6,105	$0	$100,000	$5,000	$0
30	$5,000	$1,288	$0	$100,000	$5,000	$0
31	$5,000	$0	$0	$100,000	$5,000	$0
32	$5,000	$0	$0	$100,000	$5,000	$0
33	$5,000	$0	$0	$100,000	$5,000	$0
34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

Example #7 — Lifetime Income.

This example applies to the Flexible Lifetime Income Plus Rider (Joint) Only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	No subsequent Purchase Payments are received.

•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.

•	No automatic reset or Owner-elected reset is assumed during the life of the Rider.

•	All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

•	Assumes 3% net return

		End of Year	Annual	Protected	Protected Payment	Remaining Protected
Contract Year	Withdrawal	Contract Value	Credit	Payment Base	Amount	Balance
1	$5,000	$96,489	$0	$100,000	$5,000	$95,000
2	$5,000	$94,384	$0	$100,000	$5,000	$90,000
3	$5,000	$92,215	$0	$100,000	$5,000	$85,000
4	$5,000	$89,982	$0	$100,000	$5,000	$80,000
5	$5,000	$87,681	$0	$100,000	$5,000	$75,000
6	$5,000	$85,311	$0	$100,000	$5,000	$70,000
7	$5,000	$82,871	$0	$100,000	$5,000	$65,000
8	$5,000	$80,357	$0	$100,000	$5,000	$60,000
9	$5,000	$77,768	$0	$100,000	$5,000	$55,000
10	$5,000	$75,101	$0	$100,000	$5,000	$50,000
11	$5,000	$72,354	$0	$100,000	$5,000	$45,000
12	$5,000	$69,524	$0	$100,000	$5,000	$40,000
13	$5,000	$66,610	$0	$100,000	$5,000	$35,000
Activity (Death of first Designated Life)
14	$5,000	$63,608	$0	$100,000	$5,000	$30,000
15	$5,000	$60,517	$0	$100,000	$5,000	$25,000
16	$5,000	$57,332	$0	$100,000	$5,000	$20,000
17	$5,000	$54,052	$0	$100,000	$5,000	$15,000
18	$5,000	$50,674	$0	$100,000	$5,000	$10,000
19	$5,000	$47,194	$0	$100,000	$5,000	$5,000
20	$5,000	$43,610	$0	$100,000	$5,000	$0
21	$5,000	$39,918	$0	$100,000	$5,000	$0
22	$5,000	$36,115	$0	$100,000	$5,000	$0
23	$5,000	$32,199	$0	$100,000	$5,000	$0
24	$5,000	$28,165	$0	$100,000	$5,000	$0
25	$5,000	$24,010	$0	$100,000	$5,000	$0
26	$5,000	$19,730	$0	$100,000	$5,000	$0
27	$5,000	$15,322	$0	$100,000	$5,000	$0
28	$5,000	$10,782	$0	$100,000	$5,000	$0
29	$5,000	$6,105	$0	$100,000	$5,000	$0
30	$5,000	$1,288	$0	$100,000	$5,000	$0
31	$5,000	$0	$0	$100,000	$5,000	$0
32	$5,000	$0	$0	$100,000	$5,000	$0
33	$5,000	$0	$0	$100,000	$5,000	$0
34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (5% of the Protected Payment Base) will continue to be paid each year (even after the Contract Value and Remaining Protected Balance were reduced to zero) until the Rider terminates.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

Effective November 1, 2008, the following subsections of the Foundation 10 Rider and Flexible Lifetime Income Rider (Single) are amended.

The Withdrawal of Protected Payment Amount subsection is replaced with the following:

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See the Sample below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

The Depletion of Remaining Protected Balance subsection is amended as follows:

The fourth paragraph (“If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, this Rider will terminate”) of the Depletion of Remaining Protected Balance is replaced with the following:

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

The Termination subsection is amended as follows:

The first set of bullets is amended to include the following:

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount

Example #4 in the Appendices titled “Foundation 10 Rider Sample Calculations” and “Flexible Lifetime Income Rider (Single and Joint) Sample Calculations” are replaced with the following:

Sample

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $85,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $100,000

•	Protected Payment Amount = $5,000 (5% × Protected Payment Base; 5% × $100,000 = $5,000)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $12,000 was taken, which exceeds the Protected Payment Amount of $5,000 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $7,000 (Total withdrawal amount − Protected Payment Amount; $12,000 − $5,000 = $7,000).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 8.75% ($7,000 ÷ ($85,000 − $5,000); $7,000 ÷ $80,000 = 0.0875 or 8.75%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $91,250 (Protected Payment Base x (1-ratio); $100,000 × (1-8.75%); $100,000 × 91.25% = $91,250.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $86,687.50 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($100,000 − $5,000) × (1-8.75%); $95,000 × 91.25% = $86,687.50).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,000 (Remaining Protected Balance − total withdrawal amount; $100,000 − $12,000 = $88,000).

Therefore, since $86,687.50 (proportionate method) is less than $88,000 (total withdrawal amount method) the new Remaining Protected Balance is $86,687.50.

Effective November 1, 2008, the following subsections of the Flexible Lifetime Income Rider (Joint) are amended.

The Withdrawal of Protected Payment Amount subsection is replaced with the following:

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. Immediately following the withdrawal, the Remaining Protected Balance will decrease by the withdrawal amount.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See the Sample below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

The Depletion of Remaining Protected Balance subsection is amended as follows:

The first bullet (“• if a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, this Rider will terminate, and”) is replaced with the following:

•	if a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection, and

The Termination subsection is amended as follows:

The first set of bullets is amended to include the following:

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount

Example #4 in the Appendix titled “Flexible Lifetime Income Rider (Single and Joint) Sample Calculations” is replaced with the following:

Sample

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $85,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $100,000

•	Protected Payment Amount = $5,000 (5% × Protected Payment Base; 5% × $100,000 = $5,000)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $12,000 was taken, which exceeds the Protected Payment Amount of $5,000 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $7,000 (Total withdrawal amount − Protected Payment Amount; $12,000 − $5,000 = $7,000).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 8.75% ($7,000 ÷ ($85,000 − $5,000); $7,000 ÷ $80,000 = 0.0875 or 8.75%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $91,250 (Protected Payment Base × (1-ratio); $100,000 × (1-8.75%); $100,000 × 91.25% = $91,250.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $86,687.50 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($100,000 − $5,000) × (1-8.75%); $95,000 × 91.25% = $86,687.50).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,000 (Remaining Protected Balance − total withdrawal amount; $100,000 − $12,000 = $88,000).

Therefore, since $86,687.50 (proportionate method) is less than $88,000 (total withdrawal amount method) the new Remaining Protected Balance is $86,687.50.

Form No.: NYCHSUP908

Prsrt Std
U.S. Postage
Paid
Santa Ana, CA
Permit #15

PACIFIC LIFE LOGO

Mailing address:
Pacific Life & Annuity Company
P.O. Box 2829
Omaha, NE 68103-2829

ADDRESS SERVICE REQUESTED

Supplement dated September 15, 2008 to the Statement of Additional Information dated May 1, 2008 for the
Pacific Portfolios variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Statement of Additional Information dated May 1, 2008, as supplemented. The changes in this supplement are effective October 1, 2008 unless otherwise noted below.

The OTHER OPTIONAL RIDERS section is changed as follows:

The Investment Allocation Requirements subsection is replaced with the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must allocate your entire Contract Value to an asset allocation program or Investment Options we make available for these Riders. You may allocate your Contract Value according to the following requirements:

•	100% to one allowable Asset Allocation Model, OR

•	100% among allowable Investment Options.

You may also use the DCA Plus program to transfer amounts to an Asset Allocation Model or among the Investment Options listed below. Currently, the allowable Asset Allocation Models and Investment Options are as follows:

Allowable Asset Allocation Models	Allowable Investment Options

Portfolio Optimization Model A	BlackRock Global Allocation V.I. Fund
Portfolio Optimization Model B	AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Portfolio Optimization Model C	Franklin Templeton VIP Founding Funds Allocation Fund
Portfolio Optimization Model D
Portfolio Optimization Model E
Custom Model

You may transfer your entire Contract Value between an allowable Asset Allocation Model and allowable Investment Options, between allowable Asset Allocation Models or between allowable Investment Options. Keep in mind that you must allocate your entire Contract Value to either one allowable Asset Allocation Model or among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your Rider will terminate.

Allowable Asset Allocation Models—Portfolio Optimization. You may transfer your entire Contract Value to a different Portfolio Optimization Model without affecting your Rider. However, if you change the allocation percentages within the Portfolio Optimization Model you have selected, you will no longer be participating in the Portfolio Optimization program and your Rider will terminate. See the HOW YOUR INVESTMENTS ARE ALLOCATED—Portfolio Optimization section in the Prospectus for information about the program.

Allowable Asset Allocation Models—Custom Model. You may also make transfers between the Investment Options available under the Custom Model program as long as you follow the Custom Model parameters. However, if you make transfers or change the allocation percentages within your Custom Model and they do not comply with the Custom Model parameters, you will no longer be participating in the Custom Model program and your Rider will terminate. See the HOW YOUR INVESTMENTS ARE ALLOCATED—Custom Model section in the Prospectus for information about the program.

Allowable Investment Options. You may allocate your entire Contract Value among any of the allowable Investment Options listed in the table above.

By adding an optional living benefit Rider to your Contract, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract. We reserve the right to add, remove or change allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, or when we believe a change is necessary to protect our ability to provide the guarantees under these riders. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

Effective November 1, 2008, the following subsections of the Lifetime Income Access Plus Rider are amended.

References to withdrawals in excess of the Protected Payment Amount in the Withdrawal of Protected Payment Amount subsection are replaced with the following:

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See the Sample below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

The Depletion of Remaining Protected Balance subsection is amended as follows:

The fourth paragraph (“If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, this Rider will terminate”) of the Depletion of Remaining Protected Balance is replaced with the following:

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

The Termination subsection is amended as follows:

The first set of bullets is amended to include the following:

•	the day the Contract Value is reduced to zero as a result of a withdrawal that exceeds the Protected Payment Amount

Example #4 in the Appendix titled “Lifetime Income Access Plus Rider Sample Calculations” is replaced with the following:

Sample

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $85,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $100,000

•	Protected Payment Amount = $5,000 (5% × Protected Payment Base; 5% × $100,000 = $5,000)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $12,000 was taken, which exceeds the Protected Payment Amount of $5,000. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount prior to the withdrawal. Numerically, the excess withdrawal amount is $7,000 (Total withdrawal amount − Protected Payment Amount prior to the withdrawal; $12,000 − $5,000 = $7,000).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − the Protected Payment Amount prior to the withdrawal). Numerically, the ratio is 8.75% ($7,000 ÷ ($85,000 − $5,000)); $7,000 ÷ $80,000 = 0.0875 or 8.75%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $91,250 (Protected Payment Base × (1-ratio); $100,000 × (1-8.75%); $100,000 × 91.25% = $91,250.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount prior to the withdrawal. Then that result is multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $86,687.50 (Remaining Protected Balance − Protected Payment Amount prior to the withdrawal) × (1-ratio); ($100,000 − $5,000) × (1-8.75%); $95,000 × 91.25% = $86,687.50.

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,000 (Remaining Protected Balance − total withdrawal amount; $100,000 − $12,000 = $88,000.)

Therefore, since $86,687.50 (proportionate method) is less than $88,000 (total withdrawal amount method) the new Remaining Protected Balance is $86,687.50.

Supplement dated September 15, 2008 to the Statement of Additional Information dated May 1, 2008 for the
Pacific Portfolios for Chase variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Statement of Additional Information dated May 1, 2008, as supplemented. The changes in this supplement are effective October 1, 2008 unless otherwise noted below.

The OTHER OPTIONAL RIDERS section is changed as follows:

The Investment Allocation Requirements subsection is replaced with the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must allocate your entire Contract Value to an asset allocation program or Investment Options we make available for these Riders. You may allocate your Contract Value according to the following requirements:

•	100% to one allowable Asset Allocation Model, OR

•	100% among allowable Investment Options.

You may also use the DCA Plus program to transfer amounts to an Asset Allocation Model or among the Investment Options listed below. Currently, the allowable Asset Allocation Models and Investment Options are as follows:

Allowable Asset Allocation Models	Allowable Investment Options

Portfolio Optimization Model A	BlackRock Global Allocation V.I. Fund
Portfolio Optimization Model B	AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Portfolio Optimization Model C	Franklin Templeton VIP Founding Funds Allocation Fund
Portfolio Optimization Model D
Portfolio Optimization Model E
Custom Model

You may transfer your entire Contract Value between an allowable Asset Allocation Model and allowable Investment Options, between allowable Asset Allocation Models or between allowable Investment Options. Keep in mind that you must allocate your entire Contract Value to either one allowable Asset Allocation Model or among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your Rider will terminate.

Allowable Asset Allocation Models—Portfolio Optimization. You may transfer your entire Contract Value to a different Portfolio Optimization Model without affecting your Rider. However, if you change the allocation percentages within the Portfolio Optimization Model you have selected, you will no longer be participating in the Portfolio Optimization program and your Rider will terminate. See the HOW YOUR INVESTMENTS ARE ALLOCATED—Portfolio Optimization section in the Prospectus for information about the program.

Allowable Asset Allocation Models—Custom Model. You may also make transfers between the Investment Options available under the Custom Model program as long as you follow the Custom Model parameters. However, if you make transfers or change the allocation percentages within your Custom Model and they do not comply with the Custom Model parameters, you will no longer be participating in the Custom Model program and your Rider will terminate. See the HOW YOUR INVESTMENTS ARE ALLOCATED—Custom Model section in the Prospectus for information about the program.

Allowable Investment Options. You may allocate your entire Contract Value among any of the allowable Investment Options listed in the table above.

By adding an optional living benefit Rider to your Contract, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract. We reserve the right to add, remove or change allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, or when we believe a change is necessary to protect our ability to provide the guarantees under these riders. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

Effective November 1, 2008, the following subsections of the Lifetime Income Access Plus Rider are amended.

References to withdrawals in excess of the Protected Payment Amount in the Withdrawal of Protected Payment Amount subsection are replaced with the following:

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See the Sample below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

The Depletion of Remaining Protected Balance subsection is amended as follows:

The fourth paragraph (“If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, this Rider will terminate”) of the Depletion of Remaining Protected Balance is replaced with the following:

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

The Termination subsection is amended as follows:

The first set of bullets is amended to include the following:

•	the day the Contract Value is reduced to zero as a result of a withdrawal that exceeds the Protected Payment Amount

Example #4 in the Appendix titled “Lifetime Income Access Plus Rider Sample Calculations” is replaced with the following:

Sample

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $85,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $100,000

•	Protected Payment Amount = $5,000 (5% × Protected Payment Base; 5% × $100,000 = $5,000)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $12,000 was taken, which exceeds the Protected Payment Amount of $5,000. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount prior to the withdrawal. Numerically, the excess withdrawal amount is $7,000 (Total withdrawal amount − Protected Payment Amount prior to the withdrawal; $12,000 − $5,000 = $7,000).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − the Protected Payment Amount prior to the withdrawal). Numerically, the ratio is 8.75% ($7,000 ÷ ($85,000 − $5,000)); $7,000 ÷ $80,000 = 0.0875 or 8.75%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $91,250 (Protected Payment Base × (1-ratio); $100,000 × (1-8.75%); $100,000 × 91.25% = $91,250.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount prior to the withdrawal. Then that result is multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $86,687.50 (Remaining Protected Balance − Protected Payment Amount prior to the withdrawal) × (1-ratio); ($100,000 − $5,000) × (1-8.75%); $95,000 × 91.25% = $86,687.50.

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,000 (Remaining Protected Balance − total withdrawal amount; $100,000 − $12,000 = $88,000.)

Therefore, since $86,687.50 (proportionate method) is less than $88,000 (total withdrawal amount method) the new Remaining Protected Balance is $86,687.50.